UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23703

MassMutual Advantage Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Paul LaPiana
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	9/30/2023

Date of reporting period:	3/31/2023

Item 1. Reports to Stockholders.

(a)	The Report to Stockholders is attached herewith.

Effective May 1, 2023, MML Distributors, LLC (MMLD) serves as the exclusive wholesale marketing agent and distributor for all MassMutual Funds. Prior to May 1, 2023, the MassMutual Global Floating Rate Fund, MassMutual Global Credit Income Opportunities Fund, MassMutual Emerging Markets Debt Blended Total Return Fund, MassMutual Global Emerging Markets Equity Fund, MassMutual High Yield Fund, and MassMutual Short-Duration Bond Fund were distributed by ALPS Distributors, Inc. (ADI). MMLD Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. Investment advisory services are provided to all MassMutual Funds by MML Investment Advisers, LLC (MML Advisers). MMLD and MML Advisers are subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. ADI is not affiliated with MMLD, MML Advisers, or MassMutual.

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Global Floating Rate Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Global Floating Rate Fund, and who is the Fund’s subadviser?

This Fund seeks a high level of current income with preservation of capital as a secondary goal. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in income-producing floating rate debt securities, consisting of floating rate loans, bonds, and notes, issued primarily by North American and Western European companies. The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Global Floating Rate Fund Portfolio Characteristics (% of Net Assets) on 3/31/23
Bank Loans	87.1%
Corporate Debt	3.8%
Common Stock	0.7%
Warrants	0.0%
Total Long-Term Investments	91.6%
Short-Term Investments and Other Assets and Liabilities	8.4%
Net Assets	100.0%

MassMutual Global Credit Income Opportunities Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Global Credit Income Opportunities Fund, and who is the Fund’s subadviser?

This Fund seeks an absolute return, primarily through current income and secondarily through capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments (consisting of loans, bonds, and notes). The Fund may invest in a wide range of debt instruments of issuers based in U.S. and non-U.S. markets, including emerging markets, as well as over-the-counter and exchange-traded derivatives. The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Global Credit Income Opportunities Fund Portfolio Characteristics (% of Net Assets) on 3/31/23
Corporate Debt	44.0%
Bank Loans	39.0%
Non-U.S. Government Agency Obligations	9.3%
Common Stock	0.2%
Warrants	0.0%
Purchased Options	0.0%
Total Long-Term Investments	92.5%
Short-Term Investments and Other Assets and Liabilities	7.5%
Net Assets	100.0%

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Emerging Markets Debt Blended Total Return Fund, and who is the Fund’s subadviser?

This Fund seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management, through high current income generation and, where appropriate, capital appreciation. The Fund invests in debt securities, derivatives, and other instruments that are economically tied to emerging market countries or countries with relatively low gross national product per capita and with the potential for rapid economic growth. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in (i) securities denominated in currencies of the emerging market countries, (ii) fixed income securities or debt instruments issued by emerging market entities or sovereign nations, and/or (iii) debt instruments denominated in or based on the currencies, interest rates, or issues of emerging market countries. The Fund focuses its investments in Asia, Africa, the Middle East, Latin America, and the developing countries of Europe. The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Emerging Markets Debt Blended Total Return Fund Portfolio Characteristics (% of Net Assets) on 3/31/23
Sovereign Debt Obligations	60.4%
Corporate Debt	35.8%
Purchased Options	0.0%
Total Long-Term Investments	96.2%
Short-Term Investments and Other Assets and Liabilities	3.8%
Net Assets	100.0%

MassMutual Global Emerging Markets Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Global Emerging Markets Equity Fund, and who is the Fund’s subadviser?

This Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities, including convertible securities, preferred stocks, options, and warrants, of issuers that are economically tied to one or more emerging market countries. The Fund may invest in fixed income securities or debt instruments issued by emerging market entities or sovereign nations. The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Global Emerging Markets Equity Fund Largest Holdings (% of Net Assets) on 3/31/23
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Samsung Electronics Co. Ltd.	7.5%
Tencent Holdings Ltd.	6.8%
Alibaba Group Holding Ltd.	4.7%
HDFC Bank Ltd. ADR	3.7%
Reliance Industries Ltd. GDR	3.3%
LG Chem Ltd.	2.7%
Hana Financial Group, Inc.	2.4%
Meituan Class B	2.3%
Ping An Insurance Group Co. of China Ltd. Class H	2.2%
44.4%

MassMutual Global Emerging Markets Equity Fund Sector Table (% of Net Assets) on 3/31/23
Financial	27.4%
Technology	21.2%
Communications	18.7%
Consumer, Cyclical	11.1%
Basic Materials	6.5%
Industrial	5.2%
Energy	4.5%
Utilities	2.4%
Consumer, Non-cyclical	2.0%
Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%
Net Assets	100.0%

MassMutual Global Floating Rate Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.7%
COMMON STOCK — 0.7%
Communications — 0.0%
Telecommunications — 0.0%
Vantiva SA (a)	88,751	$21,000
Consumer, Cyclical — 0.2%
Entertainment — 0.0%
Technicolor Creative Studios SA (a)	88,751	11,749
Leisure Time — 0.2%
Carlson Travel, Inc. (a)	43,227	362,026
		373,775
Consumer, Non-cyclical — 0.3%
Food — 0.2%
CTI Foods Holding Co., LLC (a) (b) (c)	4,657	523,587
Health Care – Services — 0.1%
Don Jersey Topco Ltd. (Acquired 8/03/20-1/11/22, Cost $233,833) (a) (b) (c) (d)	333,090	152,855
		676,442
Energy — 0.2%
Oil & Gas Services — 0.2%
KCA Deutag International Ltd. (a)	7,834	426,170
Financial — 0.0%
Diversified Financial Services — 0.0%
Travelex Topco Ltd. (Acquired 3/30/23, Cost $0) (a) (b) (c) (d)	3,602	—
Industrial — 0.0%
Transportation — 0.0%
Bahia De Las Isletas SL, Class A2 (a) (b) (c)	688	—
Bahia De Las Isletas SL, Class A3 (a) (b) (c)	98	—
Bahia De Las Isletas SL, Class B2 (a) (b) (c)	876	—
Bahia De Las Isletas SL, Class B3 (a) (b) (c)	125	—
		—

TOTAL COMMON STOCK (Cost $1,848,800)		1,497,387

TOTAL EQUITIES (Cost $1,848,800)		1,497,387

	Principal Amount	Value
BONDS & NOTES — 90.9%
BANK LOANS — 87.1%
Advertising — 2.0%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.500%
8.325% VRN 8/21/26	$1,668,389	$1,550,217
Dotdash Meredith, Inc., Term Loan B, 1 mo. SOFR CME + 4.000%
8.765% VRN 12/01/28	522,484	470,235
Summer (BC) Holdco B SARL, USD Term Loan B1, 3 mo. USD LIBOR + 5.000%
9.657% VRN 12/04/26	2,493,557	2,314,345
		4,334,797
Aerospace & Defense — 0.4%
TransDigm, Inc., 2023 Term Loan I, 3 mo. SOFR CME + 3.250%
8.148% VRN 8/24/28	858,922	855,701
Airlines — 2.3%
Air Canada, 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
8.369% VRN 8/11/28	1,270,345	1,265,187
American Airlines, Inc.
2023 Term Loan B, 6 mo. SOFR CME + 2.750%
8.154% VRN 2/15/28	883,613	862,212
2021 Term Loan, 3 mo. USD LIBOR + 4.750%
9.558% VRN 4/20/28	1,013,025	1,027,237
Kestrel Bidco, Inc., Term Loan B, 1 mo. SOFR CME + 3.000%
7.859% VRN 12/11/26	561,138	536,588
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
8.568% VRN 4/21/28	1,175,075	1,164,793
		4,856,017
Apparel — 0.5%
Crocs, Inc., Term Loan B, 1 mo. USD SOFRTE + 3.500%
8.407% VRN 2/20/29	860,903	857,141
Hanesbrands, Inc., 2023 Term Loan B, 1 mo. SOFR CME + 3.750%
8.557% VRN 3/08/30	155,458	154,681
		1,011,822

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Banks — 0.1%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.500%
11.313% VRN 8/02/29	$250,358	$223,652
Beverages — 0.3%
Amphora Finance Ltd., 2018 GBP Term Loan B, 6 mo. GBP LIBOR + 4.750%
8.686% VRN 5/23/25 GBP (e)	500,000	356,615
Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
8.659% VRN 3/31/28	369,151	329,929
		686,544
Biotechnology — 0.5%
Advanz Pharma Corp., 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.500%
7.515% VRN 6/01/28 EUR (e)	1,000,000	1,051,629
Building Materials — 1.2%
CP Atlas Buyer, Inc., 2021 Term Loan B, 1 mo. SOFR CME + 3.500%
8.407% VRN 11/23/27	732,930	647,859
LSF10 XL Bidco S.C.A., 2021 EUR Term Loan B4, 3 mo. EURIBOR + 3.925%
6.940% VRN 4/12/28 EUR (e)	853,470	793,924
Vector WP Holdco, Inc., Term Loan B, 1 mo. USD LIBOR + 5.000%
9.813% VRN 10/12/28	1,064,417	1,037,807
		2,479,590
Chemicals — 6.1%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, 3 mo. SOFR CME + 4.750%
9.715% VRN 8/27/26	748,087	734,292
Colouroz Investment 1 GmbH
Initial EUR Term Loan, 3 mo. EURIBOR + 4.250%
6.497% VRN 9/21/23 EUR (e)	204,986	151,118
EUR Term Loan B3, 3 mo. EURIBOR + 4.250%
6.667% VRN 9/21/23 EUR (e)	14,974	11,039
Consolidated Energy Finance, SA, Term Loan B, 1 mo. USD LIBOR + 2.500%
7.340% VRN 5/07/25	228,207	225,450
CPC Acquisition Corp., Term Loan, 3 mo. SOFR CME + 3.750%
8.910% VRN 12/29/27	1,520,192	1,152,306

	Principal Amount	Value
Cyanco Intermediate Corp., 2018 Term Loan B, 1 mo. USD LIBOR + 3.500%
8.340% VRN 3/16/25	$1,246,357	$1,209,590
Flint Group GmbH
EUR Term Loan B5, 3 mo. EURIBOR + 4.250%
6.667% VRN 9/21/23 EUR (e)	63,688	46,951
2017 EUR Incremental B6, 3 mo. EURIBOR + 4.250%
6.667% VRN 9/21/23 EUR (e)	3,690	2,721
EUR Add on Term Loan B4, 3 mo. EURIBOR + 4.250%
6.667% VRN 9/21/23 EUR (e)	100,448	74,051
2017 EUR Incremental B7, 3 mo. EURIBOR + 4.250%
7.265% VRN 9/21/23 EUR (e)	345,349	254,595
USD Term Loan C, 3 mo. USD LIBOR + 4.250%
9.409% VRN 9/21/23	595,079	402,719
Flint Group US LLC, USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 4.250%
9.066% VRN 9/21/23	3,712,753	2,512,605
GEON Performance Solutions LLC, 2021 Term Loan, 3 mo. USD LIBOR + 4.500%
9.659% VRN 8/18/28	484,962	477,082
Kraton Corp., 2022 USD Term Loan, 3 mo. SOFR CME + 3.250%
8.544% VRN 3/15/29	397,135	394,903
LSF11 A5 Holdco LLC, Term Loan, 1 mo. USD SOFRTE + 3.500%
8.422% VRN 10/15/28	682,513	660,761
New Arclin U.S. Holding Corp., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
8.590% VRN 9/30/28	878,614	790,893
Olympus Water U.S. Holding Corp., 2021 USD Term Loan B, 3 mo. USD LIBOR + 3.750%
8.938% VRN 11/09/28	920,370	869,869
PMHC II, Inc., 2022 Term Loan B, 3 mo. SOFR CME + 4.250%
9.076% VRN 4/23/29	1,536,909	1,349,913
Polar US Borrower LLC, 2018 1st Lien Term Loan, 3 mo. SOFR CME + 4.750%, 3 mo. Prime + 3.750%
11.750% - 11.750% VRN 10/15/25	1,214,853	1,007,672
Starfruit Finco B.V., 2023 Term Loan,
0.000% 3/02/28 (f)	218,659	217,839

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trinseo Materials Operating S.C.A., 2021 Term Loan B2, 1 mo. USD LIBOR + 2.500%
7.340% VRN 5/03/28	$727,547	$651,933
		13,198,302
Commercial Services — 7.3%
Albion Financing 3 SARL, EUR Term Loan, 3 mo. EURIBOR + 5.250%
7.643% VRN 8/17/26 EUR (e)	640,000	676,298
APX Group, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%, 3 mo. Prime + 2.250%
8.248% - 10.250% VRN 7/10/28	1,211,029	1,203,242
AVSC Holding Corp.
2020 Term Loan B1, 3 mo. USD LIBOR + 3.250%,
8.056% VRN 3/03/25	1,249,264	1,196,482
2020 Term Loan B2, 3 mo. USD LIBOR + 5.500%
10.306% VRN 10/15/26	509,724	493,520
BCP V Modular Services Holdings IV Ltd., EUR Term Loan B, 3 mo. EURIBOR + 4.500%
7.515% VRN 12/15/28 EUR (e)	1,000,000	1,022,477
Cimpress Public Ltd. Co., USD Term Loan B, 1 mo. USD LIBOR + 3.500%
8.340% VRN 5/17/28	213,602	203,990
CoreLogic, Inc.
Term Loan, 1 mo. USD LIBOR + 3.500%
8.375% VRN 6/02/28	562,392	478,236
2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
11.375% VRN 6/04/29	532,670	391,848
Eagle Bidco Ltd., 2021 GBP Term Loan B, 1 mo. GBP LIBOR + 4.750%
8.959% VRN 3/20/28 GBP (e)	500,000	572,082
Ensono, LP, 2021 Term Loan, 3 mo. USD LIBOR + 3.750%
8.909% VRN 5/26/28	888,990	813,266
Fugue Finance B.V., EUR Term Loan, 3 mo. EURIBOR + 4.750%
7.443% VRN 1/31/28 EUR (e)	1,000,000	1,074,555
Lernen Bidco Ltd., EUR Term Loan B1, 6 mo. EURIBOR + 4.250%
6.610% VRN 10/24/25 EUR (e)	2,000,000	2,097,726

	Principal Amount	Value
Neptune Bidco US, Inc., 2022 USD Term Loan B, 3 mo. SOFR CME + 5.000%
9.735% VRN 4/11/29	$998,752	$896,379
Prometric Holdings, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
7.850% VRN 1/29/25	979,644	913,518
Sabre GLBL, Inc.
2021 Term Loan B2, 1 mo. USD LIBOR + 3.500%
8.340% VRN 12/17/27	477,747	402,898
2021 Term Loan B1, 1 mo. USD LIBOR + 3.500%
8.340% VRN 12/17/27	299,704	252,750
Techem Verwaltungsgesellschaft 675 mbH, EUR Term Loan B4, 6 mo. EURIBOR + 2.375%
5.107% VRN 7/15/25 EUR (e)	1,000,000	1,053,939
Verisure Holding AB, 2021 EUR Term Loan, 3 mo. EURIBOR + 3.250%
6.262% VRN 3/27/28 EUR (e)	1,375,000	1,426,723
Wand NewCo 3, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 2.750%
7.590% VRN 2/05/26	486,080	476,086
		15,646,015
Computers — 2.3%
Ahead DB Holdings LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
8.909% VRN 10/18/27	935,406	915,528
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 4.750%
9.580% VRN 7/27/28	674,767	554,031
McAfee, LLC, 2022 USD Term Loan B, 1 mo. SOFR CME + 3.750%
8.515% VRN 3/01/29	420,320	394,050
Panther Commercial Holdings LP, Term Loan, 3 mo. USD LIBOR + 4.250%
9.075% VRN 1/07/28	976,282	903,412
Redstone Holdco 2 LP, 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
9.568% VRN 4/27/28	1,042,708	814,616
Vision Solutions, Inc.
2021 Incremental Term Loan, 3 mo. USD LIBOR + 4.000%
8.818% VRN 4/24/28	920,350	816,810

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.250%
12.068% VRN 4/23/29	$770,186	$606,845
		5,005,292
Cosmetics & Personal Care — 0.7%
Coty, Inc., 2018 USD Term Loan B, 1 mo. USD LIBOR + 2.250%
7.089% VRN 4/07/25	776,687	773,657
Journey Personal Care Corp., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
9.409% VRN 3/01/28 (f)	1,041,774	795,874
		1,569,531
Distribution & Wholesale — 0.3%
Fluid-Flow Products, Inc., Term Loan, 3 mo. USD LIBOR + 3.750%
8.909% VRN 3/31/28	721,101	695,862
Diversified Financial Services — 1.8%
AllSpring Buyer LLC, Term Loan B, 3 mo. USD LIBOR + 3.000%
8.163% VRN 11/01/28	802,033	798,191
Astra Acquisition Corp., 2021 1st Lien Term Loan, 1 mo. USD LIBOR + 5.250%
10.090% VRN 10/25/28	610,275	525,221
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD LIBOR + 2.750%
7.616% VRN 10/22/26	1,129,512	1,117,155
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.750%
11.909% VRN 4/07/28	1,000,000	915,830
VFH Parent LLC, 2022 Term Loan B, 1 mo. USD SOFRTE + 3.000%
7.859% VRN 1/13/29	518,809	498,866
		3,855,263
Electric — 1.1%
Arvos BidCo SARL
EUR 1st Lien Term Loan B1, 3 mo. EURIBOR + 5.500%
8.198% VRN 8/29/24 EUR (e)	874,459	442,567
USD 1st Lien Term Loan B1, 3 mo. USD LIBOR + 5.500%
10.325% VRN 8/29/24	124,670	57,348
USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 5.500%
10.325% VRN 8/29/24	124,670	57,348
Edgewater Generation LLC, Term Loan, 1 mo. USD LIBOR + 3.750%
8.590% VRN 12/13/25	772,532	718,455

	Principal Amount	Value
Helix Gen Funding LLC, Term Loan B, 1 mo. USD LIBOR + 3.750%
8.590% VRN 6/03/24	$1,101,548	$1,088,693
		2,364,411
Electrical Components & Equipment — 0.4%
CEP IV Investment 16 SARL, EUR Term Loan B, 3 mo. EURIBOR + 4.750%
7.533% VRN 10/03/26 EUR (e)	500,000	467,555
SGB-SMIT Management GmbH, EUR Term Loan B, 1 mo. EURIBOR + 4.500%
7.515% VRN 7/18/24 EUR (e)	516,122	458,982
		926,537
Engineering & Construction — 0.5%
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan, 3 mo. SOFR CME + 3.750%
8.557% VRN 3/31/28	720,763	698,643
USIC Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
8.340% VRN 5/12/28	436,118	421,216
		1,119,859
Entertainment — 2.3%
International Park Holdings B.V., 2023 EUR Term Loan B, 3 mo. EURIBOR + 5.000%
7.479% VRN 12/14/26 EUR	500,000	536,730
Motion Finco SARL, EUR Term Loan B, 3 mo. EURIBOR + 3.000%
6.015% VRN 11/12/26 EUR (e)	1,000,000	1,029,190
Scientific Games Holdings LP, 2022 USD Term Loan B, 3 mo. SOFR CME + 3.500%
8.103% VRN 4/04/29	636,800	626,751
Technicolor Creative Studios, EUR Term Loan, 3 mo. EURIBOR + 6.000%
8.957% VRN 9/07/26 EUR (e)	900,000	476,800
Vue International Bidco PLC
2023 EUR PIK Term Loan, 3 mo. EURIBOR + 2.000%
4.346% VRN 12/31/27 EUR	689,952	407,798
2022 EUR Term Loan, 6 mo. EURIBOR + 8.000%
11.086% VRN 6/30/27 EUR (e)	145,796	131,236
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 2.750%
7.600% VRN 5/18/25	1,218,297	1,206,626

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WMG Acquisition Corp., 2021 Term Loan G, 1 mo. USD LIBOR + 2.125%
6.965% VRN 1/20/28	$518,991	$512,447
		4,927,578
Environmental Controls — 0.7%
Gopher Resource LLC, 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
8.090% VRN 3/06/25	1,048,006	789,934
Madison IAQ LLC, Term Loan, 6 mo. USD LIBOR + 3.250%
8.302% VRN 6/21/28	811,402	770,832
		1,560,766
Food — 1.1%
BCPE North Star US HoldCo 2, Inc., Term Loan, 3 mo. USD LIBOR + 4.000%
9.159% VRN 6/09/28	303,054	277,294
CHG PPC Parent LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.000%
7.875% VRN 12/08/28	495,000	488,813
CTI Foods Holding Co. LLC
First Out Term Loan, 3 mo. USD LIBOR + 7.000%
12.090% VRN 5/03/24	309,880	308,833
Second Out Term Loan, 3 mo. USD LIBOR + 9.000%
14.090% VRN 5/03/24	205,523	194,552
Deoleo, S.A., EUR Senior Term Loan, 3 mo. EURIBOR + 5.500%
8.525% VRN 6/24/25 EUR (e)	55,872	57,564
Froneri International Ltd., 2020 EUR Term Loan B1, 6 mo. EURIBOR + 2.125%
5.067% VRN 1/29/27 EUR (e)	1,000,000	1,025,416
		2,352,472
Health Care – Products — 3.2%
Auris Luxembourg III SARL
EUR Term Loan B1A, 6 mo. EURIBOR + 4.000%
6.436% VRN 2/27/26 EUR (e)	1,500,000	1,477,186
2019 USD Term Loan B2, 3 mo. USD LIBOR + 3.750%
8.678% VRN 2/27/26	1,496,105	1,345,746
Embecta Corp., Term Loan B, 6 mo. SOFR CME + 3.000%
7.791% VRN 3/30/29	364,018	358,102
Iris BidCo GmbH, EUR Term Loan B, 3 mo. EURIBOR + 5.000%
7.492% VRN 6/29/28 EUR (e)	650,000	602,584

	Principal Amount	Value
Lifescan Global Corp., 2018 1st Lien Term Loan, (Acquired 3/18/21, Cost $1,009,893), 3 mo. USD LIBOR + 6.000%
10.754% VRN 10/01/24 (d)	$1,023,401	$764,143
Medline Borrower LP, USD Term Loan B, 1 mo. USD LIBOR + 3.250%
8.090% VRN 10/23/28	2,475,000	2,410,427
		6,958,188
Health Care – Services — 4.7%
Aveanna Healthcare LLC, 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.000%
11.953% VRN 12/10/29	1,497,326	913,369
Envision Healthcare Corp.
2018 1st Lien Term Loan, 3 mo. USD LIBOR
3.750% FRN 10/10/25	370,372	20,370
2018 Third Out Term Loan, (Acquired 8/01/22, Cost $229,747), 3 mo. SOFR CME + 3.750%
8.648% VRN 3/31/27 (d)	370,372	50,263
2022 Second Out Term Loan, (Acquired 8/01/22, Cost $542,040), 3 mo. SOFR CME + 4.250%
9.148% VRN 3/31/27 (d)	841,393	199,831
2022 First Out Term Loan, (Acquired 8/04/22, Cost $143,923), 3 mo. SOFR CME + 7.875%
12.923% VRN 3/31/27 (d)	145,176	120,496
ICON Luxembourg SARL, LUX Term Loan, 3 mo. SOFR CME + 2.250%
7.410% VRN 7/03/28	629,504	627,408
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. SOFR CME + 7.000%
11.990% VRN 11/01/29	294,737	266,737
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD LIBOR + 3.250%
8.409% VRN 3/12/28	997,455	933,588
NAPA Management Services Corp., Term Loan B, 1 mo. USD SOFRTE + 5.250%
10.142% VRN 2/23/29	826,525	593,032

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
9.090% VRN 7/09/25	$1,750,000	$1,404,918
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 3 mo. USD LIBOR + 3.750%
8.575% VRN 11/16/25	1,242,455	1,181,302
Select Medical Corp., 2017 Term Loan B, 1 mo. USD LIBOR + 2.500%
7.350% VRN 3/06/25	1,000,000	994,750
Team Health Holdings, Inc., 2022 Term Loan B, 1 mo. SOFR CME + 5.250%
10.057% VRN 3/02/27	1,350,521	921,730
Tunstall Group Holdings Ltd., 2020 EUR Term Loan B, (Acquired 8/03/20, Cost $377,864), 6 mo. EURIBOR + 5.000%
8.009% VRN 6/30/25 EUR (d) (e)	321,190	313,498
U.S. Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 4.250%
8.912% VRN 10/01/28	726,326	699,088
US Radiology Specialists, Inc., 2020 Term Loan, 1 mo. SOFR CME + 5.250%
10.157% VRN 12/15/27	1,031,000	966,047
		10,206,427
Holding Company – Diversified — 0.5%
CEP IV Investment 16 SARL, USD 2nd Lien Term Loan , 3 mo. USD LIBOR + 9.250%
14.231% VRN 10/03/27	930,833	772,591
Hilding Anders International AB
2022 EUR PIK Reorg Opco Term Loan, (Acquired 10/31/22, Cost $261,014), 6 mo. EURIBOR + 5.000%
7.118% VRN 2/28/26 EUR (b) (d) (e)	380,622	266,246
2022 EUR PIK Reorg Holdco, 6 mo. EURIBOR + 12.000%
12.000% VRN 2/28/27 EUR (b) (c) (e)	345,939	—
		1,038,837
Home Furnishing — 0.3%
Mattress Firm, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
9.390% VRN 9/25/28	628,635	585,574

	Principal Amount	Value
Household Products & Wares — 0.1%
Illuminate Merger Sub Corp., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
7.840% VRN 7/21/28	$279,884	$264,723
Housewares — 0.3%
Solis IV B.V., USD Term Loan B1, 3 mo. SOFR CME + 3.500%
8.373% VRN 2/26/29	646,456	578,695
Insurance — 1.5%
AmWINS Group, Inc., 2023 Incremental Term Loan B, 1 mo. SOFR CME + 2.750%
7.657% VRN 2/19/28	272,541	270,838
Asurion LLC
2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
8.090% VRN 12/23/26	1,940,108	1,795,298
2021 Second Lien Term Loan B4, 1 mo. USD LIBOR + 5.250%
10.090% VRN 1/20/29	1,551,724	1,275,517
		3,341,653
Internet — 3.0%
Endure Digital, Inc., Term Loan, 1 mo. USD LIBOR + 3.500%
8.219% VRN 2/10/28	691,924	645,219
Hunter Holdco 3 Ltd., USD Term Loan B, 3 mo. USD LIBOR + 4.250%
9.409% VRN 8/19/28	751,360	734,455
ION Trading Technologies SARL, 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.250%
7.265% VRN 4/03/28 EUR (e)	886,500	892,736
MH Sub I LLC
2017 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
8.590% VRN 9/13/24	726,832	713,430
2020 Incremental Term Loan, 1 mo. USD LIBOR + 3.750%
8.590% VRN 9/13/24	280,289	275,210
2021 2nd Lien Term Loan, 1 mo. SOFR CME + 6.250%
11.057% VRN 2/23/29	500,000	456,665
Proofpoint, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
8.090% VRN 8/31/28	440,213	429,573
PUG LLC
USD Term Loan, 1 mo. USD LIBOR + 3.500%
8.340% VRN 2/12/27	152,765	110,087

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
2021 Incremental Term Loan B, 1 mo. USD LIBOR + 4.250%
9.090% VRN 2/12/27	$904,500	$646,717
Voyage Australia Pty Ltd., USD Term Loan B, 3 mo. SOFR CME + 3.500%
8.401% VRN 7/20/28	955,152	939,630
W3 Topco LLC, 2019 Term Loan B, (Acquired 8/30/21, Cost $675,329), 3 mo. USD LIBOR + 6.000%
11.138% - 11.138% VRN 8/16/25 (d)	679,754	646,827
		6,490,549
Investment Companies — 1.1%
Median BV
2021 EUR Term Loan B, 6 mo. EURIBOR + 5.000%
7.752% VRN 10/14/27 EUR (e)	800,000	745,867
2021 GBP Term Loan B, 3 mo. GBP LIBOR + 6.000%
9.427% VRN 10/14/27 GBP (e)	650,000	667,331
Triley Midco 2 Ltd., EUR Term Loan B, 1 mo. EURIBOR + 4.750%
7.655% VRN 4/09/29 EUR (e)	1,000,000	1,025,536
		2,438,734
Leisure Time — 3.0%
Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD LIBOR + 3.250%
8.090% VRN 10/18/28	989,975	965,532
City Football Group Ltd., Term Loan, 1 mo. USD LIBOR + 3.000%
7.779% VRN 7/21/28	916,237	871,571
HNVR Holdco Ltd., EUR Term Loan B, 6 mo. EURIBOR + 4.250%
6.706% VRN 9/12/25 EUR (e)	2,000,000	1,998,928
Richmond UK Bidco Ltd., 2017 GBP Term Loan B, 3 mo. GBP LIBOR + 4.250%
7.711% VRN 3/03/24 GBP (e)	1,482,094	1,744,519
Silk Bidco AS, EUR Term Loan B, 6 mo. EURIBOR + 4.000%
7.197% VRN 2/24/25 EUR (e)	500,000	499,174
Topgolf Callaway Brands Corp., Term Loan B, 3 mo. SOFR CME + 3.500%
8.260% VRN 3/15/30	311,284	308,999
		6,388,723

	Principal Amount	Value
Lodging — 1.8%
Alpha Group SARL, EUR Term Loan B, 3 mo. EURIBOR + 3.750%
6.765% VRN 1/31/25 EUR (e)	$1,000,000	$1,009,127
Casper BidCo SAS, 2020 EUR Term Loan B3A, 3 mo. EURIBOR + 3.375%
6.042% VRN 7/31/26 EUR (e)	1,000,000	1,027,336
Compass IV Ltd., 2018 EUR 2nd Lien Term Loan, 3 mo. EURIBOR + 8.000%
10.573% VRN 5/08/26 EUR (e)	500,000	502,487
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.000%
7.840% VRN 8/02/28	530,045	529,250
Motel 6, Term Loan B, 1 mo. USD LIBOR + 5.000%
9.871% VRN 9/09/26	888,909	880,020
		3,948,220
Machinery – Diversified — 0.8%
ASP Blade Holdings, Inc., Initial Term Loan, 3 mo. USD LIBOR + 4.000%
9.159% VRN 10/13/28	988,235	819,415
Titan Acquisition Ltd., 2018 Term Loan B, 3 mo. USD LIBOR + 3.000%
8.151% VRN 3/28/25	907,373	857,849
		1,677,264
Media — 5.6%
A-L Parent LLC, 2016 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
8.100% VRN 12/01/23	1,531,324	1,069,063
Altice Financing SA, 2022 EUR Term Loan, 3 mo. EURIBOR + 5.000%
7.195% VRN 10/31/27 EUR	979,381	1,055,830
CSC Holdings LLC, 2017 Term Loan B1, 1 mo. USD LIBOR + 2.250%
6.934% VRN 7/17/25	624,488	594,306
Cumulus Media New Holdings, Inc., Term Loan B, 1 mo. USD LIBOR + 3.750%
8.575% VRN 3/31/26	1,092,779	1,005,630
DirecTV Financing LLC, Term Loan, 1 mo. USD LIBOR + 5.000%
9.840% VRN 8/02/27	1,268,119	1,217,825

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%
7.840% VRN 5/01/26	$814,808	$719,956
McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 1 mo. USD LIBOR + 4.750%, 3 mo. USD LIBOR + 4.750%, 6 mo. USD LIBOR + 4.750%
9.590% - 9.985% VRN 7/28/28	1,202,629	1,121,151
Radiate Holdco LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
8.090% VRN 9/25/26	267,429	217,859
Univision Communications, Inc.
2022 Term Loan B, 1 mo. USD LIBOR + 3.250%
8.090% VRN 1/31/29	677,183	663,220
2022 First Lien Term Loan B, 3 mo. SOFR CME + 4.250%
9.148% VRN 6/24/29	175,664	173,907
Virgin Media SFA Finance Ltd.
GBP Term Loan L, 1 mo. GBP LIBOR + 3.250%
7.210% VRN 1/15/27 GBP (e)	1,000,000	1,156,277
GBP Term Loan M, 1 mo. GBP LIBOR + 3.250%
7.210% VRN 11/15/27 GBP (e)	1,850,000	2,156,640
Ziggo B.V., 2019 EUR Term Loan H, 6 mo. EURIBOR + 3.000%
6.102% VRN 1/31/29 EUR (e)	1,000,000	1,019,430
		12,171,094
Metal Fabricate & Hardware — 0.6%
Grinding Media, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
8.701% VRN 10/12/28	1,227,772	1,147,967
WireCo WorldGroup, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 4.250%
9.063% VRN 11/13/28	132,263	130,445
		1,278,412
Miscellaneous - Manufacturing — 1.3%
Gates Global LLC, 2021 Term Loan B3, 1 mo. SOFR CME + 2.500%
7.407% VRN 3/31/27	731,222	725,870
Gemini HDPE LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 3.000%
7.830% VRN 12/31/27	753,449	749,840

	Principal Amount	Value
Groupe Solmax, Inc., Term Loan, 3 mo. USD LIBOR + 4.750%
9.909% VRN 5/29/28	$852,583	$756,667
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
8.340% VRN 9/06/25	584,894	563,692
		2,796,069
Oil & Gas — 0.5%
Gulf Finance LLC, 2021 Term Loan, 1 mo. SOFR CME + 6.750%
11.598% - 11.672% VRN 8/25/26	1,143,698	1,107,534
Packaging & Containers — 1.1%
Albea Beauty Holdings S.A., 2018 USD Term Loan B2, 3 mo. USD LIBOR + 2.750%
7.909% VRN 4/22/24	197,047	187,687
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. SOFR CME + 4.175%
9.082% VRN 4/13/29	1,309,800	1,277,383
Mauser Packaging Solutions Holding Co., Term Loan B, 3 mo. SOFR CME + 4.000%
8.776% VRN 8/14/26	424,260	420,170
Pretium PKG Holdings, Inc.
2021 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
9.008% VRN 10/02/28	340,909	271,023
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.750%
11.758% VRN 10/01/29	254,237	157,416
		2,313,679
Pharmaceuticals — 4.2%
Aenova Holding GmbH, 2021 EUR Term Loan B, 6 mo. EURIBOR + 4.500%
7.332% VRN 3/06/26 EUR (e)	500,000	505,165
Amneal Pharmaceuticals LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 3.500%, 3 mo. USD LIBOR + 3.500%
8.375% VRN 5/04/25	1,106,836	1,049,425
Bausch Health Cos., Inc., 2022 Term Loan B, 1 mo. SOFR CME + 5.250%
10.093% VRN 2/01/27	1,039,684	769,834
Financiere Verdi I S.A.S., 2021 GBP Term Loan B, 3 mo. GBP LIBOR + 4.500%
8.677% VRN 4/17/28 GBP (e)	1,000,000	1,067,680

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gainwell Acquisition Corp., Term Loan B, 3 mo. SOFR CME + 4.000%
8.998% VRN 10/01/27	$1,094,259	$1,042,282
Horizon Therapeutics USA, Inc., Term Loan B1, 1 mo. USD LIBOR + 2.000%
6.813% VRN 5/22/26	494,267	493,589
IVC Acquisition Ltd.
2021 EUR Term Loan B5, 6 mo. EURIBOR + 4.000%
6.294% VRN 2/13/26 EUR (e)	587,000	599,850
2021 GBP Term Loan B3, 3 mo. GBP LIBOR + 4.500%
7.703% VRN 2/13/26 GBP (e)	500,000	570,250
Jazz Financing Lux SARL, USD Term Loan, 1 mo. USD LIBOR + 3.500%
8.340% VRN 5/05/28	531,143	528,599
Nidda Healthcare Holding AG
2020 EUR Term Loan F, 3 mo. EURIBOR + 3.500%
6.182% VRN 8/21/26 EUR (e)	925,000	947,015
2020 GBP Term Loan F, 6 mo. GBP LIBOR + 4.500%
8.448% VRN 8/21/26 GBP (e)	500,000	580,674
Organon & Co., USD Term Loan, 1 mo. USD LIBOR + 3.000%, 3 mo. USD LIBOR + 3.000%
8.000% VRN 6/02/28	342,814	342,242
Perrigo Investments LLC, Term Loan B, 1 mo. SOFR CME + 2.350%
7.157% VRN 4/20/29	481,301	477,089
PRA Health Sciences, Inc., US Term Loan, 3 mo. SOFR CME + 2.250%
7.126% VRN 7/03/28	166,765	166,210
		9,139,904
Pipelines — 1.0%
Buckeye Partners, L.P., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
7.090% VRN 11/01/26	385,859	384,628
Freeport LNG Investments, LLLP, Term Loan B, 3 mo. USD LIBOR + 3.500%
8.308% VRN 12/21/28	1,082,189	1,045,860

	Principal Amount	Value
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, 1 mo. SOFR CME + 3.250%
8.063% VRN 10/05/28	$768,328	$754,114
		2,184,602
Real Estate — 0.4%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, 1 mo. USD LIBOR + 2.750%
7.590% VRN 8/21/25	412,427	401,394
2023 Term Loan, 1 mo. SOFR CME + 3.250%
8.157% VRN 1/31/30	520,217	500,709
		902,103
Retail — 5.6%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. USD LIBOR + 1.750%
6.590% VRN 11/19/26	488,636	483,344
Constellation Automotive Ltd.
GBP Term Loan B, 1 Day GBP LIBOR + 4.750%
8.178% VRN 7/28/28 GBP (e)	500,000	494,402
GBP 2nd Lien Term Loan B, 1 Day GBP LIBOR + 7.500%
11.427% VRN 7/27/29 GBP (e)	500,000	315,080
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, 3 mo. USD LIBOR + 3.250%
8.075% VRN 1/31/28	537,870	521,825
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD LIBOR + 3.750%
8.590% VRN 3/06/28	962,775	948,940
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.750%
7.590% VRN 10/19/27	957,178	925,351
IRB Holding Corp., 2022 Term Loan B, 1 mo. USD SOFRTE + 3.000%
7.907% VRN 12/15/27	619,032	607,685
LBM Acquisition LLC, Term Loan B, 1 mo. USD LIBOR + 3.750%
8.590% VRN 12/17/27	966,792	908,030
Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, 3 mo. SOFR CME + 3.250%
8.240% VRN 11/01/28	10,206	9,904

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
9.409% VRN 4/15/28	$1,157,207	$1,059,504
Park River Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.250%
8.004% VRN 12/28/27	1,044,454	958,286
Petco Health and Wellness Co., Inc., 2021 Term Loan B, 3 mo. SOFR CME + 3.250%
8.410% VRN 3/03/28	688,002	675,102
PetSmart, Inc., 2021 Term Loan B, 1 mo. SOFR CME + 3.750%
8.657% VRN 2/11/28	226,291	224,406
Serta Simmons Bedding LLC, 2020 Super Priority Second Out Term Loan, (Acquired 6/22/20, Cost $1,328,173),
0.000% 8/10/23 (d)	1,328,173	751,746
SRS Distribution, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.500%
8.340% VRN 6/02/28	1,075,640	1,036,648
Staples, Inc., 7 Year Term Loan, 3 mo. USD LIBOR + 5.000%
9.814% VRN 4/16/26	1,214,380	1,115,530
White Cap Buyer LLC, Term Loan B, 1 mo. SOFR CME + 3.750%
8.557% VRN 10/19/27	1,027,400	1,014,239
		12,050,022
Software — 8.8%
AppLovin Corp., 2021 Term Loan B, 1 mo. SOFR CME + 3.100%
7.907% VRN 10/25/28	681,483	676,937
Ascend Learning LLC
2021 Term Loan, 1 mo. SOFR CME + 3.500%
8.407% VRN 12/11/28	869,497	801,024
2021 2nd Lien Term Loan, 1 mo. SOFR CME + 5.750%
10.657% VRN 12/10/29	454,545	390,150
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. SOFR CME + 3.500%
8.259% VRN 2/15/29	653,546	611,065
Banff Merger Sub, Inc.
2021 USD Term Loan, 1 mo. USD LIBOR + 3.750%
8.590% VRN 10/02/25	831,177	819,491
2021 USD 2nd Lien Term Loan, 1 mo. USD LIBOR + 5.500%
10.340% VRN 2/27/26	283,962	272,427

	Principal Amount	Value
CDK Global, Inc., 2022 USD Term Loan B, 3 mo. SOFR CME + 4.250%
9.148% VRN 7/06/29	$692,975	$689,912
Cloud Software Group, Inc., 2022 USD Term Loan A, 3 mo. SOFR CME + 4.500%
9.498% VRN 9/29/28	163,221	146,869
Cloudera, Inc.
2021 Term Loan, 1 mo. SOFR CME + 3.750%
8.657% VRN 10/08/28	1,261,955	1,202,012
2021 Second Lien Term Loan, 1 mo. SOFR CME + 6.000%
10.907% VRN 10/08/29	566,667	499,613
Finastra USA, Inc.
USD 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
8.325% VRN 6/13/24	1,285,935	1,199,019
USD 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.250%
12.075% VRN 6/13/25	6,482	5,180
Hyland Software, Inc.
2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
8.340% VRN 7/01/24	968,091	955,719
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.250%
11.090% VRN 7/07/25	501,818	477,626
Iris Bidco Ltd., 2018 GBP Term Loan B, 1 mo. GBP LIBOR + 4.250%
8.528% VRN 9/03/25 GBP (e)	1,000,000	1,205,843
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
9.212% VRN 12/01/27	977,578	798,476
Loyalty Ventures, Inc., Term Loan B, 1 mo. USD LIBOR + 4.500%
8.884% VRN 11/03/27	1,527,627	138,754
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 1 mo. USD LIBOR + 4.000%
8.840% VRN 12/18/28	934,008	867,852
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.750%
11.590% VRN 12/17/29	308,219	186,987
Mitchell International, Inc.
2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
8.502% VRN 10/15/28	729,471	688,190

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
11.340% VRN 10/15/29	$400,000	$346,000
Playtika Holding Corp., 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
7.590% VRN 3/13/28	481,868	477,994
Polaris Newco LLC, USD Term Loan B, 3 mo. USD LIBOR + 4.000%
9.159% VRN 6/02/28	879,115	799,749
Quest Software US Holdings, Inc.
2022 Term Loan, 3 mo. USD SOFRTE + 4.250%
9.076% VRN 2/01/29	693,098	562,948
2022 2nd Lien Term Loan, 3 mo. USD SOFRTE + 7.500%
12.326% VRN 2/01/30	1,662,142	997,285
Renaissance Holding Corp., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
8.090% VRN 4/05/30	401,740	390,126
Skopima Merger Sub, Inc., Term Loan B, 1 mo. USD LIBOR + 4.000%
8.840% VRN 5/12/28	1,187,546	1,106,543
SS&C Technologies, Inc., 2018 Term Loan B5, 1 mo. USD LIBOR + 1.750%
6.590% VRN 4/16/25	439,619	438,248
The Ultimate Software Group, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 5.250%
10.032% VRN 5/03/27	195,332	186,640
Veritas US, Inc.
2021 EUR Term Loan B, 3 mo. EURIBOR + 4.750%
7.765% VRN 9/01/25 EUR (e)	731,292	601,009
2021 USD Term Loan B, 1 mo. USD LIBOR + 5.000%
9.840% VRN 9/01/25	454,377	343,623
		18,883,311
Telecommunications — 3.7%
Altice France SA, 2023 EUR Term Loan B14, 2 mo. EURIBOR + 5.500%
6.024% VRN 8/15/28 EUR	981,648	1,001,169
Consolidated Communications, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.500%
8.375% VRN 10/02/27	775,793	609,579

	Principal Amount	Value
Delta TopCo, Inc., 2020 Term Loan B, 3 mo. SOFR CME + 3.750%
8.656% VRN 12/01/27	$485,036	$448,454
Digicel International Finance Ltd., 2017 Term Loan B, 1 mo. USD LIBOR + 3.250%
8.081% VRN 5/28/24	147,907	132,895
GoTo Group, Inc., Term Loan B, 1 mo. USD LIBOR + 4.750%
9.590% VRN 8/31/27	562,036	318,017
Intelsat Jackson Holdings S.A., 2021 Exit Term Loan B, 3 mo. USD SOFRTE + 4.250%
9.082% VRN 2/01/29	934,969	923,281
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. SOFR CME + 1.750%
6.672% VRN 3/01/27	774,956	651,606
Lorca Holdco Ltd., 2021 EUR Term Loan B2, 6 mo. EURIBOR + 3.700%
6.269% VRN 9/17/27 EUR (e)	1,000,000	1,052,236
Nuuday A S, EUR Term Loan B, 3 mo. EURIBOR + 6.500%
9.509% VRN 2/03/28 EUR (e)	1,000,000	1,055,576
Venga Finance SARL, 2021 USD Term Loan B, 3 mo. USD LIBOR + 4.750%
9.703% VRN 6/28/29	918,462	874,835
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD LIBOR + 3.000%
7.840% VRN 3/09/27 (f)	1,120,123	906,919
		7,974,567
Transportation — 2.1%
First Student Bidco, Inc.
Term Loan C, 3 mo. USD LIBOR + 3.000%
8.143% VRN 7/21/28	433,755	414,471
Term Loan B, 3 mo. USD LIBOR + 3.000%
8.143% VRN 7/21/28	1,160,364	1,108,774
Kenan Advantage Group, Inc.
2021 Term Loan B1, 1 mo. USD LIBOR + 3.750%
8.590% VRN 3/24/26	1,260,058	1,248,163
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.250%
12.090% VRN 9/01/27	528,634	487,665

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Worldwide Express Operations LLC, 2021 1st Lien Term Loan, 3 mo. SOFR CME + 4.000%
9.160% VRN 7/26/28	$1,228,778	$1,187,688
		4,446,761

TOTAL BANK LOANS (Cost $211,037,535)		187,887,285

CORPORATE DEBT — 3.8%
Commercial Services — 1.4%
The ADT Security Corp.
4.125% 8/01/29 (g)	1,250,000	$1,114,738
Albion Financing 1 SARL / Aggreko Holdings, Inc.
5.250% 10/15/26 EUR (e) (g)	260,000	255,108
Travelex Issuerco Ltd.
12.500% 8/05/25 GBP (e) (g)	599,111	923,829
Verisure Holding AB
3.250% 2/15/27 EUR (e) (g)	500,000	479,891
7.125% 2/01/28 EUR (e) (g)	200,000	216,520
		2,990,086
Diversified Financial Services — 0.0%
Travelex Topco Ltd.
8.000% 5/15/22 EUR (b) (c) (e) (g) (h)	250,000	—
Entertainment — 0.4%
CPUK Finance Ltd.
4.875% 2/28/47 GBP (e) (g)	600,000	700,376
6.500% 8/28/26 GBP (e) (g)	100,000	116,575
		816,951
Insurance — 0.2%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.750% 4/15/28 (g)	500,000	494,375
Internet — 0.2%
United Group BV
4.000% 11/15/27 EUR (e) (g)	500,000	398,523
Machinery – Diversified — 0.1%
Galapagos SA 3 mo. EURIBOR + 4.750%
0.000% FRN6/15/21 EUR (e) (g) (h)	20,000	108
Mangrove Luxco III SARL
7.775% 10/09/25 EUR (e) (g)	277,027	165,198
		165,306
Media — 0.4%
Tele Columbus AG
3.875% 5/02/25 EUR (e) (g)	1,000,000	804,699

	Principal Amount	Value
Oil & Gas — 0.1%
KCA Deutag UK Finance PLC
15.000% 12/01/27	$257,559	$253,374
Oil & Gas Services — 0.2%
KCA Deutag UK Finance PLC SOFR + 9.000%
13.446% FRN 12/01/25	411,567	411,310
Packaging & Containers — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125% 8/15/26 EUR (e) (g)	500,000	473,866
Mauser Packaging Solutions Holding Co.
7.875% 8/15/26 (g)	203,000	203,000
		676,866
Retail — 0.0%
House of Fraser Funding PLC 3 mo. GBP LIBOR + 5.750%
0.000% FRN 9/15/20 GBP (e) (g) (h)	300,000	370
Software — 0.1%
CWT Travel Group, Inc., (Acquired 12/09/16-8/14/18, Cost $1,374,114),
8.500% 11/19/26 (d) (g)	217,376	169,553
Telecommunications — 0.3%
Altice France SA
2.500% 1/15/25 EUR (e) (g)	350,000	353,005
4.000% 7/15/29 EUR (e) (g)	500,000	405,301
		758,306
Transportation — 0.1%
Anarafe SL
3 mo. EURIBOR + 11.750% 14.765% FRN 3/31/26 EUR (e) (g)	164,195	120,197
3 mo. EURIBOR + 11.750%, 14.765% FRN 3/31/26 EUR (e) (g)	175,634	128,570
		248,767

TOTAL CORPORATE DEBT (Cost $11,101,852)		8,188,486

TOTAL BONDS & NOTES (Cost $222,139,387)		196,075,771

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS — 0.0%
Technology — 0.0%
Software — 0.0%
Travelex Topco Ltd. (Acquired 8/21/20, Cost $0) (a) (d)	285	$15,821

TOTAL WARRANTS (Cost $0)		15,821

TOTAL LONG-TERM INVESTMENTS (Cost $223,988,187)		197,588,979

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (i)	$4,080,543	4,080,543

TOTAL SHORT-TERM INVESTMENTS (Cost $4,080,543)		4,080,543

TOTAL INVESTMENTS — 93.5% (Cost $228,068,730) (j)		201,669,522

Other Assets/(Liabilities) — 6.5%		13,939,416

NET ASSETS — 100.0%		$215,608,938

Abbreviation Legend

FRN	Floating Rate Note
PIK	Payment In Kind
SONIA	Sterling Overnight Index Average
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment is valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2023, these securities amounted to a value of $676,442 or 0.31% of net assets.
(d)

Restricted security. Certain securities are restricted as to resale. At March 31, 2023, these securities amounted to a value of $3,451,279 or 1.60% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2023 where the rate will be determined at time of settlement.
(g)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $7,523,802 or 3.49% of net assets.

(h)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2023, these securities amounted to a value of $478 or 0.00% of net assets.

(i)

Maturity value of $4,081,033. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $4,162,246.

(j)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Portfolio of Investments (Continued)

Country weightings, as a percentage of net assets, is as follows:

United States	63.2%
United Kingdom	10.1%
Luxembourg	5.0%
Germany	2.5%
Canada	1.9%
Denmark	1.8%
France	1.6%
Netherlands	1.4%
Sweden	1.1%
Australia	0.6%
Ireland	0.5%
Singapore	0.5%
Spain	0.4%
Belgium	0.4%
Norway	0.2%
Slovenia	0.2%
Switzerland	0.1%
Jamaica	0.1%
Total Long-Term Investments	91.6%
Short-Term Investments and Other Assets and Liabilities	8.4%
Net Assets	100.0%

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
Canadian Imperial Bank of Commerce*	4/14/23	EUR	1,746,019	USD	$1,845,214	$49,386
Canadian Imperial Bank of Commerce*	4/14/23	USD	45,947,595	EUR	43,283,859	(1,019,579)
Canadian Imperial Bank of Commerce*	4/14/23	GBP	1,223,455	USD	1,500,817	8,749
Canadian Imperial Bank of Commerce*	4/14/23	USD	14,460,665	GBP	12,162,147	(545,656)
Morgan Stanley & Co. LLC*	4/14/23	EUR	457,250	USD	490,782	5,378
Morgan Stanley & Co. LLC*	4/14/23	USD	414,561	EUR	384,899	(3,092)
						$(1,504,814)

*	Contracts are subject to a master netting agreement or similar agreement.

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%
COMMON STOCK — 0.2%
France — 0.0%
Technicolor Creative Studios SA (a)	14,662	$1,941
Vantiva SA (a)	14,662	3,469
		5,410
Spain — 0.0%
Bahia De Las Isletas SL, Class A2 (a) (b) (c)	349	—
Bahia De Las Isletas SL, Class A3 (a) (b) (c)	49	—
Bahia De Las Isletas SL, Class B2 (a) (b) (c)	445	—
Bahia De Las Isletas SL, Class B3 (a) (b) (c)	62	—
		—
United Kingdom — 0.2%
Don Jersey Topco Ltd. (Acquired 8/03/20-1/11/22, Cost $205,530) (a) (b) (c) (d)	292,774	134,354
Innovation Group PLC (a) (b) (c)	21,315	—
Innovation Group PLC (a) (b) (c)	83,667	—
KCA Deutag International Ltd. (a)	2,731	148,566
Travelex Topco Ltd. (Acquired 3/30/23, Cost $0) (a) (b) (c) (d)	9,573	—
		282,920

TOTAL COMMON STOCK (Cost $349,744)		288,330

TOTAL EQUITIES (Cost $349,744)		288,330

	Principal Amount
BONDS & NOTES — 92.3%
BANK LOANS — 39.0%
Australia — 0.4%
Voyage Australia Pty Ltd., USD Term Loan B, 3 mo. SOFR CME + 3.500%
8.401% VRN 7/20/28	$477,576	469,815
Belgium — 0.7%
CEP IV Investment 16 SARL, USD 2nd Lien Term Loan , 3 mo. USD LIBOR + 9.250%
14.231% VRN 10/03/27	1,085,972	901,357

	Principal Amount	Value
Canada — 0.9%
Air Canada, 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
8.369% VRN 8/11/28	$351,061	$349,636
Kestrel Bidco, Inc., Term Loan B, 1 mo. SOFR CME + 3.000%
7.859% VRN 12/11/26	742,345	709,867
		1,059,503
Denmark — 0.4%
Auris Luxembourg III SARL, EUR Term Loan B1A, 6 mo. EURIBOR + 4.000%
6.436% VRN 2/27/26 EUR (e)	500,000	492,396
France — 1.0%
Albea Beauty Holdings S.A., 2018 USD Term Loan B2, 3 mo. USD LIBOR + 2.750%
7.909% VRN 4/22/24	65,526	62,414
Casper BidCo SAS, 2020 EUR Term Loan B3A, 3 mo. EURIBOR + 3.375%
6.042% VRN 7/31/26 EUR (e)	500,000	513,668
CCP Lux Holding SARL, EUR 1st Lien Term Loan, 3 mo. EURIBOR + 3.750
6.020% VRN 1/10/25 EUR (e)	500,000	523,813
Technicolor Creative Studios, EUR Term Loan, 3 mo. EURIBOR + 6.000%
8.957% VRN 9/07/26 EUR (e)	300,000	158,933
		1,258,828
Germany — 1.4%
Aenova Holding GmbH, 2021 EUR Term Loan B, 6 mo. EURIBOR + 4.500%
7.332% VRN 3/06/26 EUR (e)	500,000	505,165
Colouroz Investment 1 GmbH
Initial EUR Term Loan, 3 mo. EURIBOR + 4.250%
6.497% VRN 9/21/23 EUR (e)	888,012	654,652
EUR Term Loan B3, 3 mo. EURIBOR + 4.250%
6.497% VRN 9/21/23 EUR (e)	16,222	11,959
Flint Group GmbH
2017 EUR Incremental B6, 3 mo. EURIBOR + 4.250%
6.667% VRN 9/21/23 EUR (e)	4,005	2,953
2017 EUR Incremental B7, 3 mo. EURIBOR + 4.250%
6.667% VRN 9/21/23 EUR (e)	9,806	7,229

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EUR Term Loan B5, 3 mo. EURIBOR + 4.250%
6.667% VRN 9/21/23 EUR (e)	$68,995	$50,864
EUR Add on Term Loan B4, 3 mo. EURIBOR + 4.250%
6.667% VRN 9/21/23 EUR (e)	108,892	80,276
Iris BidCo GmbH, EUR Term Loan B, 3 mo. EURIBOR + 5.000%
7.492% VRN 6/29/28 EUR (e)	500,000	463,526
		1,776,624
Ireland — 0.7%
ION Trading Finance Ltd., 2021 USD Term Loan, 3 mo. USD LIBOR + 4.750%
9.909% VRN 4/03/28	984,453	924,776
Luxembourg — 2.4%
Albion Financing 3 SARL, EUR Term Loan, 3 mo. EURIBOR + 5.250%
7.643% VRN 8/17/26 EUR (e)	510,000	538,925
Alpha Group SARL, EUR Term Loan B, 3 mo. EURIBOR + 3.750%
6.765% VRN 1/31/25 EUR (e)	500,000	504,564
Arvos BidCo SARL
USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 5.500%
10.325% VRN 8/29/24	324,461	149,252
USD 1st Lien Term Loan B1, 3 mo. USD LIBOR + 5.500%
10.325% VRN 8/29/24	324,461	149,252
CEP IV Investment 16 SARL, EUR Term Loan B, 3 mo. EURIBOR + 4.750%
7.533% VRN 10/03/26 EUR (e)	500,000	467,555
Ineos Finance PLC, 2022 EUR Term Loan B, 1 mo. EURIBOR + 4.000%
6.905% 11/08/27 EUR (e)	500,000	538,351
Intelsat Jackson Holdings S.A., 2021 Exit Term Loan B, 3 mo. USD SOFRTE + 4.250%
9.082% VRN 2/01/29	623,313	615,521
		2,963,420
Netherlands — 0.8%
Median BV, 2021 EUR Term Loan B, 6 mo. EURIBOR + 5.000%
7.752% VRN 10/14/27 EUR (e)	500,000	466,167
TMF Group Holding B.V., 2018 EUR 2nd Lien Term Loan, 3 mo. EURIBOR + 6.625%
8.797% VRN 5/04/26 EUR (e)	500,000	521,644
		987,811

	Principal Amount	Value
Singapore — 0.6%
Fugue Finance B.V., EUR Term Loan, 3 mo. EURIBOR + 4.750%
7.443% VRN 1/31/28 EUR (e)	$750,000	$805,916
Spain — 0.5%
Deoleo, S.A., EUR Senior Term Loan, 3 mo. EURIBOR + 5.500%
8.525% VRN 6/24/25 EUR (e)	55,872	57,564
International Park Holdings B.V., 2023 EUR Term Loan B, 3 mo. EURIBOR + 5.000%
7.479% VRN 12/14/26 EUR (e)	500,000	536,730
		594,294
Sweden — 0.2%
Hilding Anders International AB
(Acquired 10/31/22, Cost $188,822), 6 mo. EURIBOR + 5.000%
7.118% VRN 2/28/26 EUR (b) (d) (e)	275,316	192,585
2022 EUR PIK Reorg Holdco, 6 mo. EURIBOR + 12.000%
12.000% VRN 2/28/27 EUR (b) (c) (e)	250,229	—
		192,585
United Kingdom — 5.1%
City Football Group Ltd., Term Loan, 1 mo. USD LIBOR + 3.000%
7.779% VRN 7/21/28	916,237	871,571
Constellation Automotive Ltd., GBP Term Loan B, 1 Day GBP LIBOR + 4.750%
8.178% VRN 7/28/28 GBP (e)	500,000	494,402
HNVR Holdco Ltd., EUR Term Loan B, 6 mo. EURIBOR + 4.250%
6.706% VRN 9/12/25 EUR (e)	1,000,000	999,464
IVC Acquisition Ltd., 2022 EUR Term Loan B6, 3 mo. EURIBOR + 4.750%
7.044% VRN 2/13/26 EUR (e)	500,000	518,358
Lernen Bidco Ltd., EUR Term Loan B1, 6 mo. EURIBOR + 4.250%
6.610% VRN 10/24/25 EUR (e)	500,000	524,432
Richmond UK Bidco Ltd., 2017 GBP Term Loan B, 3 mo. GBP LIBOR + 4.250%
7.797% VRN 3/03/24 GBP (e)	700,000	823,944
Tunstall Group, 2020 EUR Term Loan B (Acquired 8/03/20, Cost $332,128), 6 mo. EURIBOR + 5.000%
8.009% VRN 6/30/25 EUR (d) (e)	282,314	275,553

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Virgin Media SFA Finance Ltd., GBP Term Loan L, 1 mo. GBP LIBOR + 3.250%
7.210% VRN 1/15/27 GBP (e)	$1,000,000	$1,156,277
Vue International Bidco PLC
2023 EUR PIK Term Loan, 3 mo. EURIBOR + 2.000%
4.346% VRN 12/31/27 EUR (e)	746,865	441,436
2022 EUR Term Loan, 6 mo. EURIBOR + 8.000%
11.086% VRN 6/30/27 EUR (e)	157,822	142,061
		6,247,498
United States — 23.9%
A-L Parent LLC, 2016 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
8.100% VRN 12/01/23	493,267	344,365
American Airlines, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
9.558% VRN 4/20/28	506,512	513,619
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.500%
11.313% VRN 8/02/29	250,358	223,652
Astra Acquisition Corp., 2021 1st Lien Term Loan, 1 mo. USD LIBOR + 5.250%
10.090% VRN 10/25/28	573,517	493,586
Asurion LLC
2022 Term Loan B10, 3 mo. USD SOFR CME + 4.000%
8.907% VRN 8/19/28 (f)	499,061	459,451
2021 Second Lien Term Loan B4, 1 mo. USD LIBOR + 5.250%
10.090% VRN 1/20/29	775,862	637,759
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. SOFR CME + 3.500%
8.259% VRN 2/15/29	1,106,474	1,034,553
Aveanna Healthcare LLC, 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.000%
11.953% VRN 12/10/29	748,663	456,685
AVSC Holding Corp., 2020 Term Loan B1, 3 mo. USD LIBOR + 3.250%,
8.056% - 8.056% VRN 3/03/25	309,025	295,968
Bausch Health Cos., Inc., 2022 Term Loan B, 1 mo. SOFR CME + 5.250%
10.093% VRN 2/01/27	654,070	484,306

	Principal Amount	Value
BCPE North Star US HoldCo 2, Inc., Term Loan, 3 mo. USD LIBOR + 4.000%
9.159% VRN 6/09/28	$242,443	$221,836
BVI Medical, Inc., 2020 EUR Term Loan B, 3 mo. EURIBOR + 3.500%
6.001% VRN 3/02/26 EUR (e)	495,881	459,057
Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD LIBOR + 3.250%
8.090% VRN 10/18/28	881,696	859,927
CDK Global, Inc., 2022 USD Term Loan B, 3 mo. SOFR CME + 4.250%
9.148% VRN 7/06/29	362,233	360,632
Cincinnati Bell, Inc., 2021 Term Loan B2, 1 mo. USD SOFR CME + 3.250%
8.157% VRN 11/22/28	510,968	499,154
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.500%
8.325% VRN 8/21/26	1,012,279	940,579
Cloud Software Group, Inc., 2022 USD Term Loan A, 3 mo. SOFR CME + 4.500%
9.498% VRN 9/29/28	163,221	146,869
Cloudera, Inc.
2021 Term Loan, 1 mo. SOFR CME + 3.750%
8.657% VRN 10/08/28	54,935	52,326
2021 Second Lien Term Loan, 1 mo. SOFR CME + 6.000%
10.907% VRN 10/08/29	566,667	499,613
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. SOFR CME + 4.175%
9.082% VRN 4/13/29	330,717	322,532
CoreLogic, Inc.
Term Loan, 1 mo. USD LIBOR + 3.500%
8.375% VRN 6/02/28	299,241	254,462
2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
11.375% VRN 6/04/29	355,114	261,232
Dotdash Meredith, Inc., Term Loan B, 1 mo. SOFR CME + 4.000%
8.765% VRN 12/01/28	417,987	376,188
Ensono, LP, 2021 Term Loan, 3 mo. USD LIBOR + 3.750%
9.151% VRN 5/26/28	1,402	1,282

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Finastra USA, Inc., USD 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
8.325% VRN 6/13/24	$666,773	$621,705
Five Star Intermediate Holding LLC, Term Loan, 6 mo. USD SOFR CME + 4.250%
9.449% VRN 5/05/29	200,713	197,702
Flint Group GmbH, USD Term Loan C, 3 mo. USD LIBOR + 4.250%
9.066% - 9.066% VRN 9/21/23	48,694	32,954
Flint Group US LLC, USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 4.250%
9.066% VRN 9/21/23	294,002	198,966
Gainwell Acquisition Corp., Term Loan B, 3 mo. SOFR CME + 4.000%
8.998% VRN 10/01/27 (f)	299,786	285,546
GEON Performance Solutions LLC, 2021 Term Loan, 3 mo. USD LIBOR + 4.500%
9.659% VRN 8/18/28	271,477	267,065
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD LIBOR + 3.750%
8.590% VRN 3/06/28	603,707	595,031
Grinding Media, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
8.701% VRN 10/12/28	294,530	275,385
Gulf Finance LLC, 2021 Term Loan, 1 mo. SOFR CME + 6.750%
11.598% - 11.672% VRN 8/25/26	991,107	959,768
Hanesbrands, Inc., 2023 Term Loan B, 1 mo. SOFR CME + 3.750%
8.557% VRN 3/08/30	103,639	103,121
Hyland Software, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.250%
11.090% VRN 7/07/25	250,909	238,813
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
9.212% VRN 12/01/27	524,300	428,243
Kenan Advantage Group, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.250%
12.090% VRN 9/01/27	528,634	487,665
KKR Apple Bidco, LLC, 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 5.750%
10.590% VRN 9/21/29	139,109	135,944

	Principal Amount	Value
LBM Acquisition LLC, Term Loan B, 1 mo. USD LIBOR + 3.750%
8.590% VRN 12/17/27	$244,248	$229,403
Lifescan Global Corp., 2018 1st Lien Term Loan, (Acquired 6/20/18, Cost $132,048), 3 mo. USD LIBOR + 6.000%
10.754% VRN 10/01/24 (d)	133,052	99,346
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 4.750%
9.580% VRN 7/27/28	706,268	579,895
McAfee, LLC, 2022 USD Term Loan B, 1 mo. SOFR CME + 3.750%
8.515% VRN 3/01/29	633,030	593,465
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 1 mo. USD LIBOR + 4.000%
4.500% VRN 12/18/28 (f)	200,000	185,834
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.750%
11.590% VRN 12/17/29	205,479	124,658
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. SOFR CME + 7.000%
11.991% VRN 11/01/29	147,368	133,368
Medline Borrower LP, USD Term Loan B, 1 mo. USD LIBOR + 3.250%
8.090% VRN 10/23/28	908,412	884,712
MH Sub I LLC, 2020 Incremental Term Loan, 1 mo. USD LIBOR + 3.750%
8.590% VRN 9/13/24	992,347	974,366
Motel 6, Term Loan B, 1 mo. USD LIBOR + 5.000%
9.719% VRN 9/09/26	151,325	149,812
Neptune Bidco US, Inc., 2022 USD Term Loan B, 3 mo. SOFR CME + 5.000%
9.735% VRN 4/11/29	549,313	493,009
Padagis LLC, Term Loan B, 3 mo. USD LIBOR + 4.750%
9.538% VRN 7/06/28	607,211	552,058
PECF USS Intermediate Holding III Corp., Term Loan B, 1 mo. USD LIBOR + 4.250%
9.090% VRN 12/15/28 (f)	498,842	418,219
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
8.590% VRN 2/01/28	656,583	647,010

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petco Health and Wellness Co., Inc., 2021 Term Loan B, 3 mo. SOFR CME + 3.250%
8.410% VRN 3/03/28	$244,140	$239,562
PMHC II, Inc., 2022 Term Loan B, 3 mo. SOFR CME + 4.250%
9.076% VRN 4/23/29	541,909	475,975
Proampac PG Borrower LLC, 2020 Term Loan, 3 mo. USD LIBOR + 3.750%
8.580% - 8.651% VRN 11/03/25	497,481	485,044
PUG LLC, USD Term Loan, 1 mo. USD LIBOR + 3.500%
8.340% VRN 2/12/27	129,424	93,267
Quest Software US Holdings, Inc.
2022 Term Loan, 3 mo. USD SOFRTE + 4.250%
9.076% VRN 2/01/29	715,787	581,376
2022 2nd Lien Term Loan, 3 mo. USD SOFRTE + 7.500%
12.326% VRN 2/01/30	900,831	540,499
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
9.090% VRN 7/09/25	1,000,000	802,810
Redstone Holdco 2 LP, 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
9.568% VRN 4/27/28	546,817	427,201
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 3 mo. USD LIBOR + 3.750%
8.575% VRN 11/16/25	413,275	392,934
RelaDyne, Inc., 2023 Incremental Term Loan
0.000% FRN12/22/28 (f)	148,810	143,787
Renaissance Holding Corp., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
8.090% VRN 4/05/30	497,389	483,010
Scientific Games Holdings LP, 2022 USD Term Loan B, 3 mo. SOFR CME + 3.500%
8.103% VRN 4/04/29	497,500	489,650
Serta Simmons Bedding LLC, 2020 Super Priority Second Out Term Loan (Acquired 6/22/20, Cost $856,305),
0.000% 8/10/23 (d)	856,305	484,668
SRS Distribution, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.500%
8.340% VRN 6/02/28	497,475	479,441

	Principal Amount	Value
Starfruit Finco B.V., 2023 Term Loan,
0.000% 3/02/28 (f)	$116,618	$116,181
The Ultimate Software Group, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 5.250%
10.032% VRN 5/03/27	130,221	124,427
Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
8.659% VRN 3/31/28	1,729	1,546
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
8.568% VRN 4/21/28	342,538	339,540
USIC Holdings, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
11.340% VRN 5/14/29	147,059	135,110
Verscend Holding Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
8.840% VRN 8/27/25	746,203	744,494
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD LIBOR + 4.000%
8.818% VRN 4/24/28	890,548	790,361
		29,463,579

TOTAL BANK LOANS (Cost $53,683,745)		48,138,402

CORPORATE DEBT — 44.0%
Brazil — 0.4%
Acu Petroleo Luxembourg SARL
7.500% 1/13/32 (g)	537,689	474,865
Canada — 0.1%
1375209 BC Ltd.
9.000% 1/30/28 (g)	81,000	80,392
Cayman Islands — 1.6%
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (g)	2,225,479	2,008,139
Chile — 0.3%
Kenbourne Invest SA
4.700% 1/22/28 (g)	593,000	341,087
China — 0.8%
New Metro Global Ltd.
4.800% 12/15/24 (g)	204,000	146,676
Shimao Group Holdings Ltd.
3.450% 1/11/31 (g) (h)	857,000	119,527
5.600% 7/15/26 (g) (h)	1,153,000	160,628
6.125% 2/21/24 (g) (h)	1,568,000	218,737

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sunac China Holdings Ltd.
(Acquired 6/13/22, Cost $213,957), 5.950% 4/26/24 (d) (g) (h)	$556,000	$131,221
(Acquired 6/13/22, Cost $183,762), 7.950% 10/11/23 (d) (g) (h)	352,000	83,168
Yuzhou Group Holdings Co. Ltd.
6.000% 10/25/23 (g) (h)	431,000	38,438
7.700% 2/20/25 (g) (h)	721,000	64,265
8.500% 2/04/23 (g) (h)	1,000,000	91,235
		1,053,895
France — 2.1%
Accor SA
2.375% 11/29/28 EUR (e) (g)	100,000	95,676
5 year EUR Swap + 3.252% 2.625% VRN EUR (e) (g) (i)	200,000	197,975
5 year EUR Swap + 4.561% 4.375% VRN EUR (e) (g) (i)	200,000	210,180
Altice France SA
2.125% 2/15/25 EUR (e) (g)	300,000	300,168
2.500% 1/15/25 EUR (e) (g)	100,000	100,859
Banijay Group SAS
6.500% 3/01/26 EUR (e) (g)	750,000	794,662
Electricite de France SA 5 year EUR Swap + 3.970%
3.375% VRN EUR (e) (g) (i)	800,000	645,494
Titan Holdings II BV
5.125% 7/15/29 EUR (e) (g)	367,000	304,738
		2,649,752
Georgia — 0.3%
Silknet JSC
8.375% 1/31/27 (g)	426,000	413,731
Germany — 1.2%
APCOA Parking Holdings GmbH, 3 mo. EURIBOR + 5.000%
7.288% FRN 1/15/27 EUR (e) (g)	169,000	179,157
Bayer AG 5 year EUR Swap + 3.108%
3.125% VRN 11/12/79 EUR (e) (g)	400,000	374,816
IHO Verwaltungs GmbH
8.750% 5/15/28 EUR (e) (g) (j)	450,000	498,585
ZF Europe Finance BV
2.500% 10/23/27 EUR (e) (g)	300,000	282,840
3.000% 10/23/29 EUR (e) (g)	100,000	91,233
		1,426,631
Ghana — 1.2%
Tullow Oil PLC
7.000% 3/01/25 (g)	1,350,000	800,059
10.250% 5/15/26 (g)	939,000	723,969
		1,524,028

	Principal Amount	Value
India — 1.3%
Adani Electricity Mumbai Ltd.
3.867% 7/22/31 (g)	$500,000	$345,492
Future Retail Ltd.
5.600% 1/22/25 (g) (h)	950,000	17,860
UPL Corp. Ltd. 5 year CMT + 3.865%
5.250% VRN (g) (i)	222,000	163,811
Vedanta Resources Finance II PLC
8.000% 4/23/23 (g)	750,000	714,375
8.950% 3/11/25 (g)	685,000	422,937
		1,664,475
Italy — 0.5%
Castor SpA 3 mo. EURIBOR + 5.250%
8.207% FRN 2/15/29 EUR (e) (g)	199,000	205,723
Marcolin SpA
6.125% 11/15/26 EUR (e) (g)	400,000	363,958
		569,681
Luxembourg — 0.9%
INEOS Finance PLC
6.625% 5/15/28 EUR (e) (g)	300,000	328,120
Mangrove Luxco III SARL
7.775% 10/09/25 EUR (e) (g)	300,000	178,897
Summer BC Holdco A SARL
9.250% 10/31/27 EUR (e) (g)	630,737	560,559
		1,067,576
Mexico — 1.3%
Braskem Idesa SAPI
6.990% 2/20/32 (g)	740,000	558,271
Infraestructura Energetica Nova SAPI de CV
4.875% 1/14/48 (g)	797,000	591,453
Sixsigma Networks Mexico SA de CV
7.500% 5/02/25 (g)	500,000	438,397
		1,588,121
Netherlands — 1.0%
Nobian Finance BV
3.625% 7/15/26 EUR (e) (g)	500,000	470,341
Prosus NV
3.832% 2/08/51 (g)	666,000	425,752
Wp/ap Telecom Holdings III BV
5.500% 1/15/30 EUR (e) (g)	345,000	310,322
		1,206,415
Russia — 0.1%
Home Credit & Finance Bank OOO Via Eurasia Capital SA 5 year CMT + 7.362%
8.800% VRN (g) (h) (i)	450,000	81,000

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sovcombank Via SovCom Capital DAC 5 year CMT + 6.380%
7.750% VRN (g) (h) (i)	$500,000	$14,062
		95,062
Spain — 1.0%
Anarafe SL, 3 mo. EURIBOR + 11.750%,
14.765% FRN 3/31/26 EUR (e) (g)	175,633	128,570
Kaixo Bondco Telecom SA
5.125% 9/30/29 EUR (e) (g)	705,000	668,634
Telefonica Europe BV
6 year EUR Swap + 2.866% 2.880% VRN EUR (e) (g) (i)	100,000	90,137
7 year EUR Swap + 3.347% 6.135% VRN EUR (e) (g) (i)	300,000	314,107
		1,201,448
Sweden — 0.6%
Verisure Midholding AB
5.250% 2/15/29 EUR (e) (g)	800,000	720,143
United Arab Emirates — 1.2%
DP World Salaam 5 year CMT + 5.750%
6.000% VRN (g) (i)	1,555,000	1,543,533
United Kingdom — 5.7%
Ashtead Capital, Inc.
4.000% 5/01/28 (g)	1,000,000	928,317
5.500% 8/11/32 (g)	750,000	736,312
Connect Finco SARL / Connect US Finco LLC
6.750% 10/01/26 (g)	521,000	489,740
House of Fraser Funding PLC 3 mo. GBP LIBOR + 5.750%
0.000% FRN9/15/20 GBP (e) (g) (h)	150,000	185
INEOS Quattro Finance 1 PLC
3.750% 7/15/26 EUR (e) (g)	400,000	375,237
KCA Deutag UK Finance PLC
9.875% 12/01/25 (g)	349,977	345,314
SOFR + 9.000% 13.446% FRN 12/01/25	143,476	143,386
15.000% 12/01/27	89,787	88,328
Motion Bondco DAC
4.500% 11/15/27 EUR (e) (g)	450,000	429,891
Ocado Group PLC
3.875% 10/08/26 GBP (e) (g)	100,000	91,539
Travelex Issuerco Ltd.
12.500% 8/05/25 GBP (e) (g)	1,589,080	2,450,360
Travelex Topco Ltd.
8.000% 5/15/22 EUR (b) (c) (e) (g) (h)	1,050,000	—

	Principal Amount	Value
TVL Finance PLC Sterling Overnight Index Average + 5.395%
9.258% FRN 7/15/25 GBP (e) (g)	$500,000	$598,296
Vodafone Group PLC 5 year EUR Swap + 3.477%
3.000% VRN 8/27/80 EUR (e) (g)	375,000	328,113
		7,005,018
United States — 22.4%
AdaptHealth LLC
4.625% 8/01/29 (g)	500,000	416,307
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (g)	595,000	585,589
5.750% 4/20/29 (g)	114,000	109,372
American Builders & Contractors Supply Co., Inc.
3.875% 11/15/29 (g)	700,000	597,702
Arconic Corp.
6.125% 2/15/28 (g)	500,000	492,432
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125% 8/15/26 EUR (e) (g)	100,000	94,773
2.125% 8/15/26 EUR (e) (g)	100,000	94,760
4.750% 7/15/27 GBP (e) (g)	125,000	117,860
AthenaHealth Group, Inc.
6.500% 2/15/30 (g)	646,000	522,867
Avient Corp.
7.125% 8/01/30 (g)	140,000	144,368
Bath & Body Works, Inc.
6.875% 11/01/35	200,000	180,291
Bausch Health Cos., Inc.
9.000% 12/15/25 (g)	165,000	131,311
11.000% 9/30/28 (g)	144,000	105,075
14.000% 10/15/30 (g)	27,000	15,200
Carnival Corp.
5.750% 3/01/27 (g)	406,000	333,935
CCO Holdings LLC/CCO Holdings Capital Corp.
6.375% 9/01/29 (g)	625,000	596,875
Celanese US Holdings LLC
6.379% 7/15/32	800,000	810,431
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (g)	1,000,000	738,270
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (g)	155,000	149,188
8.750% 4/15/30 (g)	437,000	397,119
CMG Media Corp.
8.875% 12/15/27 (g)	163,000	123,228

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CommScope, Inc.
4.750% 9/01/29 (g)	$444,000	$370,083
Consensus Cloud Solutions, Inc.
6.000% 10/15/26 (g)	750,000	651,572
CVR Energy, Inc.
5.250% 2/15/25 (g)	561,000	538,517
5.750% 2/15/28 (g)	379,000	347,786
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc.
5.875% 8/15/27 (g)	1,256,000	1,130,962
DISH DBS Corp.
5.250% 12/01/26 (g)	110,000	87,175
5.750% 12/01/28 (g)	142,000	105,968
DISH Network Corp.
3.375% 8/15/26	750,000	386,250
Elastic NV
4.125% 7/15/29 (g)	462,000	394,432
EnLink Midstream Partners LP
5.600% 4/01/44	206,000	166,860
EQM Midstream Partners LP
4.500% 1/15/29 (g)	170,000	144,500
4.750% 1/15/31 (g)	154,000	127,820
ESC Briggs & Stratton, Inc.
6.875% 12/15/49 (b) (c) (h)	514,000	—
Ford Motor Credit Co. LLC
7.350% 11/04/27	300,000	309,750
Frontier Communications Holdings LLC
5.000% 5/01/28 (g)	500,000	433,880
6.000% 1/15/30 (g)	500,000	380,273
Garden Spinco Corp.
8.625% 7/20/30 (g)	413,000	441,244
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 1/15/27	1,000,000	986,550
Getty Images, Inc.
9.750% 3/01/27 (g)	650,000	649,187
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (g)	218,000	179,850
Graham Packaging Co., Inc.
7.125% 8/15/28 (g)	427,000	369,264
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.750% 12/01/31 (g)	150,000	123,863
5.500% 1/15/30 (g)	586,000	559,419
Mauser Packaging Solutions Holding Co.
9.250% 4/15/27 (g)	611,000	564,558

	Principal Amount	Value
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (g)	$201,450	$200,801
Nabors Industries, Inc.
7.375% 5/15/27 (g)	266,000	260,015
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (g)	850,000	820,289
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125% 4/01/26 (g)	176,000	165,241
Nordstrom, Inc.
5.000% 1/15/44	1,202,000	755,902
Novelis Corp.
3.875% 8/15/31 (g)	700,000	580,125
Occidental Petroleum Corp.
6.125% 1/01/31	452,000	469,140
6.375% 9/01/28	157,000	162,570
Olympus Water US Holding Corp.
4.250% 10/01/28 (g)	210,000	173,748
7.125% 10/01/27 (g)	285,000	267,615
Olympus Water US Holding Corp.
5.375% 10/01/29 EUR (e) (g)	235,000	186,727
PECF USS Intermediate Holding III Corp.
8.000% 11/15/29 (g)	120,000	79,680
Pentair Finance SARL
5.900% 7/15/32	750,000	775,901
PROG Holdings, Inc.
6.000% 11/15/29 (g)	717,000	609,454
Sonic Automotive, Inc.
4.625% 11/15/29 (g)	573,000	480,196
4.875% 11/15/31 (g)	289,000	232,925
Spirit AeroSystems, Inc.
9.375% 11/30/29 (g)	248,000	270,630
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.000% 9/20/25 (g)	447,000	449,879
Staples, Inc.
10.750% 4/15/27 (g)	1,000,000	725,000
T-Mobile USA, Inc.
3.375% 4/15/29	750,000	684,747
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	251,000	235,191
TransDigm, Inc.
6.750% 8/15/28 (g)	258,000	260,903
Trident TPI Holdings, Inc.
9.250% 8/01/24 (g)	1,042,000	1,031,475

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Triumph Group, Inc.
7.750% 8/15/25	$300,000	$275,310
9.000% 3/15/28 (g)	500,000	500,000
Upbound Group, Inc.
6.375% 2/15/29 (g)	800,000	671,721
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (g)	225,000	169,534
		27,701,435

TOTAL CORPORATE DEBT (Cost $65,315,309)		54,335,427

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.3%
Cayman Islands — 7.4%
Alinea CLO Ltd., Series 2018-1A, Class E, 3 mo. USD LIBOR + 6.000% 10.808% FRN 7/20/31 (g)	1,250,000	1,013,266
Ares XLVIII CLO Ltd., Series 2018-48A, Class E, 3 mo. USD LIBOR + 5.200% 10.008% FRN 7/20/30 (g)	800,000	638,114
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. USD LIBOR + 6.610% 11.425% FRN 7/23/34 (g)	1,000,000	866,548
CIFC Funding 2017-V Ltd., Series 2017-5A, Class D, 3 mo. USD LIBOR + 6.100% 10.892% FRN 11/16/30 (g)	500,000	432,484
Galaxy XXIV CLO Ltd., Series 2017-24A, Class E, 3 mo. USD LIBOR + 5.500% 10.292% FRN 1/15/31 (g)	700,000	607,006
Madison Park Funding XIII Ltd., Series 2014-13A, Class SUB, VRN 4/19/30 (g) (k)	500,000	100,330
Madison Park Funding XXVII Ltd., Series 2018-27A, Class D, 3 mo. USD LIBOR + 5.000% 9.808% FRN 4/20/30 (g)	500,000	431,704
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class F, 3 mo. USD LIBOR + 7.600% 12.392% FRN 7/15/30 (g)	500,000	397,667
Magnetite VII Ltd., Series 2012-7A, Class SUB, VRN 1/15/28 (g) (k)	2,000,000	521,198
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class SUB, VRN 7/20/26 (g) (k)	1,400,000	556,520

	Principal Amount	Value
Steele Creek CLO 2018-2 Ltd., Series 2018-2A, Class E, 3 mo. USD LIBOR + 6.200% 11.115% FRN 8/18/31 (g)	$850,000	$641,942
THL Credit Wind River CLO Ltd.
Series 2018-2A, Class E, 3 mo. USD LIBOR + 5.750% 10.542% FRN 7/15/30 (g)	1,450,000	1,128,181
Series 2017-4A, Class E, 3 mo. USD LIBOR + 5.800% 10.715% FRN 11/20/30 (g)	500,000	405,822
Wellfleet CLO Ltd.
Series 2018-1A, Class E, 3 mo. USD LIBOR + 5.500% 10.292% FRN 7/17/31 (g)	1,000,000	690,956
Series 2017-3A, Class D, 3 mo. USD LIBOR + 5.550% 10.342% FRN 1/17/31 (g)	1,000,000	720,940
		9,152,678
Ireland — 1.9%
Bain Capital Euro CLO, Series 2021-2A, Class E, 3 mo. EURIBOR + 6.220% 8.508% FRN 7/17/34 EUR (g)	800,000	683,356
Blackrock European CLO VII DAC, Series 7X, Class E, 3 mo. EURIBOR + 5.170% 7.458% FRN 10/15/31 EUR (g)	725,000	655,189
Tymon Park CLO DAC, Series 1A, Class DRR, 3 mo. EURIBOR + 6.160% 8.553% FRN 7/21/34 EUR (g)	1,000,000	928,797
		2,267,342

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,160,001)		11,420,020

TOTAL BONDS & NOTES (Cost $135,159,055)		113,893,849

TOTAL PURCHASED OPTIONS(#) — 0.0% (Cost $381,492)		8,460

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WARRANTS — 0.0%
United Kingdom — 0.0%
Travelex Topco Ltd. (Acquired 8/21/20, Cost $0) (a) (d)	$837	$46,464

TOTAL WARRANTS (Cost $0)		46,464

TOTAL LONG-TERM INVESTMENTS (Cost $135,890,291)		114,237,103

SHORT-TERM INVESTMENTS — 4.7%
Repurchase Agreement — 4.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (l)	5,822,947	5,822,947

TOTAL SHORT-TERM INVESTMENTS (Cost $5,822,947)		5,822,947

TOTAL INVESTMENTS — 97.2% (Cost $141,713,238) (m)		120,060,050

Other Assets/(Liabilities) — 2.8%		3,421,495

NET ASSETS — 100.0%		$123,481,545

Abbreviation Legend

FRN	Floating Rate Note
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment is valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2023, these securities amounted to a value of $134,354 or 0.11% of net assets.
(d)

Restricted security. Certain securities are restricted as to resale. At March 31, 2023, these securities amounted to a value of $1,447,359 or 1.17% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2023 where the rate will be determined at time of settlement.
(g)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $59,324,840 or 48.04% of net assets.

(h)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2023, these securities amounted to a value of $1,020,326 or 0.83% of net assets.

(i)	Security is perpetual and has no stated maturity date.
(j)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(k)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2023.

(l)

Maturity value of $5,823,646. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $5,939,467.

(m)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Portfolio of Investments (Continued)

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
S&P 500 Index	4/21/23	3,600.00	36	USD	12,960,000	$8,460	$381,492	$(373,032)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
Bank of America N.A.*	4/14/23	EUR	583,204	USD	$620,077	$12,756
Bank of America N.A.*	4/14/23	USD	5,942,334	GBP	4,999,247	(226,010)
Barclays Bank PLC*	4/14/23	USD	26,231,621	EUR	24,722,647	(594,842)
Barclays Bank PLC*	4/14/23	USD	146,754	GBP	119,000	(75)
Canadian Imperial Bank*	4/14/23	USD	97,552	CAD	133,770	(1,442)
JP Morgan Chase Bank N.A.*	4/14/23	USD	486,127	EUR	460,301	(13,344)
						$(822,957)

*	Contracts are subject to a master netting agreement or similar agreement.

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.2%
CORPORATE DEBT — 35.8%
Azerbaijan — 1.2%
Southern Gas Corridor CJSC
6.875% 3/24/26 (a)	$600,000	$610,620
Brazil — 2.5%
Acu Petroleo Luxembourg Sarl
7.500% 7/13/35 (a)	537,689	474,864
Braskem Netherlands Finance BV
7.250% 2/13/33 (a) (b)	444,000	426,462
Tupy Overseas SA
4.500% 2/16/31 (a)	443,000	355,367
		1,256,693
Chile — 1.6%
Alfa Desarrollo SpA
4.550% 9/27/51 (a)	444,796	322,097
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par
4.050% 4/27/26 (a)	228,000	196,039
Kenbourne Invest SA
4.700% 1/22/28 (a)	510,000	293,346
		811,482
China — 0.9%
Prosus NV
3.832% 2/08/51 (a)	706,000	451,323
Georgia — 2.0%
Silknet JSC
8.375% 1/31/27 (a)	597,000	579,806
TBC Bank JSC 5 year USD ICE Swap + 8.995%
10.775% VRN (a) (c)	445,000	418,122
		997,928
Ghana — 1.4%
Tullow Oil PLC
7.000% 3/01/25 (a)	340,000	201,496
10.250% 5/15/26 (a)	618,000	476,478
		677,974
Guatemala — 0.8%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL
5.250% 4/27/29 (a)	445,000	413,583
India — 8.0%
Future Retail Ltd.
5.600% 1/22/25 (a) (d)	794,000	14,927
India Cleantech Energy
4.700% 8/10/26 (a)	754,372	664,526

	Principal Amount	Value
India Toll Roads
5.500% 8/19/24 (a)	$999,000	$951,320
JSW Steel Ltd.
5.050% 4/05/32 (a)	375,000	306,904
UPL Corp. Ltd. 5 year CMT + 3.865%
5.250% VRN (a) (c)	1,250,000	922,363
Vedanta Resources Finance II PLC
8.950% 3/11/25 (a)	1,370,000	845,873
Vedanta Resources Ltd.
6.125% 8/09/24 (a)	550,000	325,990
		4,031,903
Indonesia — 2.9%
Indonesia Asahan Aluminium Persero PT
4.750% 5/15/25 (a)	500,000	492,563
Medco Laurel Tree Pte Ltd.
6.950% 11/12/28 (a)	350,000	309,459
Saka Energi Indonesia PT
4.450% 5/05/24 (a)	680,000	648,120
		1,450,142
Mauritius — 0.7%
Axian Telecom
7.375% 2/16/27 (a)	408,000	369,281
Mexico — 6.9%
Banco Mercantil del Norte SA/Grand Cayman 10 year CMT + 5.034%
6.625% VRN (a) (c)	984,000	793,104
Cemex SAB de CV 5 year CMT + 4.907%
9.125% VRN (a) (c)	209,000	210,108
FEL Energy VI Sarl
5.750% 12/01/40 (a)	646,765	533,581
Infraestructura Energetica Nova SAB de CV
4.750% 1/15/51 (a)	312,000	228,540
Orbia Advance Corp. SAB de CV
5.500% 1/15/48 (a)	300,000	243,750
Petroleos Mexicanos
6.625% 6/15/38	266,000	183,013
6.950% 1/28/60	1,304,000	843,508
Sixsigma Networks Mexico SA de CV
7.500% 5/02/25 (a)	500,000	438,397
		3,474,001
Morocco — 1.3%
OCP SA
5.125% 6/23/51 (a)	912,000	662,149

The accompanying notes are an integral part of the financial statements.

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Paraguay — 1.0%
Rutas 2 and 7 Finance Ltd.
0.000% 9/30/36 (a)	$765,000	$480,582
Peru — 0.4%
SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA
3.500% 8/02/28 (a)	265,000	223,234
Russia — 0.2%
Sovcombank Via SovCom Capital DAC
5 year CMT + 6.380% 7.750% VRN (a) (c) (d)	1,450,000	40,781
5 year CMT + 6.427% 8.000% VRN 4/07/30 (a) (d)	1,165,000	71,211
		111,992
Saudi Arabia — 1.8%
Greensaif Pipelines Bidco SARL
6.510% 2/23/42 (a)	521,000	547,310
Saudi Arabian Oil Co.
3.500% 11/24/70 (a)	529,000	356,414
		903,724
South Africa — 2.2%
Sasol Financing USA LLC
5.500% 3/18/31	500,000	417,451
Stillwater Mining Co.
4.500% 11/16/29 (a)	850,000	697,544
		1,114,995

TOTAL CORPORATE DEBT (Cost $23,988,395)		18,041,606

SOVEREIGN DEBT OBLIGATIONS — 60.4%
Angola — 2.5%
Angolan Government International Bond
8.250% 5/09/28 (a)	850,000	750,677
9.375% 5/08/48 (a)	660,000	515,493
		1,266,170
Armenia — 1.1%
Republic of Armenia International Bond
3.600% 2/02/31 (a)	740,000	569,682
Bahamas — 1.7%
Bahamas Government International Bond
8.950% 10/15/32 (a)	800,000	638,782
9.000% 6/16/29 (a)	230,000	195,865
		834,647

	Principal Amount	Value
Brazil — 4.5%
Brazil Notas do Tesouro Nacional, Series B
6.000% 8/15/50 BRL (e)	$1,000,000	$785,902
Brazil Notas do Tesouro Nacional, Series F
10.000% 1/01/33 BRL (e)	6,000,000	1,037,479
Brazilian Government International Bond
4.750% 1/14/50	200,000	147,573
5.625% 2/21/47	370,000	310,894
		2,281,848
Costa Rica — 1.1%
Costa Rica Government International Bond
6.125% 2/19/31 (a)	550,000	546,219
Czech Republic — 3.3%
Czech Republic Government Interntional Bond
0.950% 5/15/30 CZK (a) (e)	20,000,000	714,291
1.500% 4/24/40 CZK (e)	32,130,000	930,943
		1,645,234
Dominican Republic — 2.2%
Dominican Republic International Bond
5.500% 2/22/29 (a)	610,000	573,656
6.000% 2/22/33 (a)	590,000	539,506
		1,113,162
Guatemala — 1.1%
Guatemala Government International Bond
4.650% 10/07/41 (a)	710,000	582,139
Hungary — 4.4%
Hungary Government International Bond
3.000% 4/25/41 HUF (e)	710,000,000	1,060,301
4.500% 3/23/28 HUF (e)	300,000,000	694,127
6.250% 9/22/32 (a)	480,000	489,177
		2,243,605
Ivory Coast — 2.5%
Ivory Coast Government International Bond
5.750% STEP 12/31/32 (a)	1,071,516	997,616
5.875% 10/17/31 EUR (a) (e)	300,000	266,624
		1,264,240
Jamaica — 0.5%
Jamaica Government International Bond
7.875% 7/28/45	200,000	233,389

The accompanying notes are an integral part of the financial statements.

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Malaysia — 2.4%
Malaysia Government International Bond
3.955% 9/15/25 MYR (e)	$5,222,000	$1,201,268
Mexico — 5.6%
Mexican Bonos
5.750% 3/05/26 MXN (e)	5,210,000	260,734
8.000% 11/07/47 MXN (e)	10,000,000	493,702
Mexican Udibonos
2.750% 11/27/31 MXN (e)	18,268,575	906,545
4.500% 12/04/25 MXN (e)	10,107,353	547,642
Mexico Government International Bond
7.750% 5/29/31 MXN (e)	12,000,000	624,573
		2,833,196
Morocco — 1.9%
Morocco Government International Bond
5.500% 12/11/42 (a)	570,000	492,065
6.500% 9/08/33 (a)	430,000	443,101
		935,166
Oman — 1.7%
Oman Government International Bond
6.250% 1/25/31 (a)	350,000	355,811
6.750% 1/17/48 (a)	200,000	188,758
7.375% 10/28/32 (a)	270,000	294,319
		838,888
Paraguay — 0.6%
Paraguay Government International Bond
5.400% 3/30/50 (a)	330,000	282,304
Peru — 1.9%
Peru Government International Bond
6.850% 2/12/42 PEN (e)	3,909,000	954,521
Philippines — 0.5%
Philippines Government International Bond
5.500% 1/17/48	240,000	244,268
Republic of Korea — 0.5%
Korea Treasury Bond
2.375% 12/10/28 KRW (e)	163,000,000	119,344
2.625% 6/10/28 KRW (e)	163,000,000	121,317
		240,661
Romania — 4.0%
Romanian Government International Bond
3.624% 5/26/30 EUR (a) (e)	640,000	586,497
4.625% 4/03/49 EUR (a) (e)	1,030,000	827,772

	Principal Amount	Value
6.625% 9/27/29 EUR (a) (e)	$560,000	$620,074
		2,034,343
Serbia — 4.0%
Serbia Government International Bond
2.050% 9/23/36 EUR (a) (e)	2,549,000	1,664,356
3.125% 5/15/27 EUR (a) (e)	340,000	332,318
		1,996,674
South Africa — 4.6%
Republic of South Africa Government International Bond
6.250% 3/08/41	440,000	371,674
8.750% 1/31/44 ZAR (e)	20,850,000	906,896
10.500% 12/21/26 ZAR (e)	17,690,000	1,056,651
		2,335,221
Sri Lanka — 1.3%
Sri Lanka Government International Bond
6.200% 5/11/27 (a) (d)	400,000	139,963
6.750% 4/18/28 (a) (d)	200,000	69,985
6.825% 7/18/26 (a) (d)	400,000	145,036
6.850% 11/03/25 (a) (d)	610,000	221,195
7.850% 3/14/29 (a) (d)	200,000	69,982
		646,161
Tajikistan — 1.5%
Republic of Tajikistan International Bond
7.125% 9/14/27 (a)	1,015,000	776,475
Uruguay — 3.3%
Uruguay Government International Bond
3.875% 7/02/40 UYU (e)	49,609,242	1,329,356
5.750% 10/28/34	300,000	328,158
		1,657,514
Yugoslavia — 1.7%
North Macedonia Government International Bond
1.625% 3/10/28 EUR (a) (e)	350,000	299,840
3.675% 6/03/26 EUR (a) (e)	550,000	547,075
		846,915

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $33,339,884)		30,403,910

TOTAL BONDS & NOTES (Cost $57,328,279)		48,445,516

The accompanying notes are an integral part of the financial statements.

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL PURCHASED OPTIONS(#) — 0.0% (Cost $10,906)		$10,309

TOTAL LONG-TERM INVESTMENTS (Cost $57,339,185)		48,455,825

SHORT-TERM INVESTMENTS — 3.6%
Repurchase Agreement — 3.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (f)	$1,824,142	1,824,142

TOTAL SHORT-TERM INVESTMENTS (Cost $1,824,142)		1,824,142

TOTAL INVESTMENTS — 99.8% (Cost $59,163,327) (g)		50,279,967

Other Assets/(Liabilities) — 0.2%		117,546

NET ASSETS — 100.0%		$50,397,513

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $32,334,287 or 64.16% of net assets.

(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Security is perpetual and has no stated maturity date.
(d)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2023, these securities amounted to a value of $773,080 or 1.53% of net assets.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)

Maturity value of $1,824,361. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $1,860,651.

(g)	See Note 6 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
EUR Put SEK Call	UBS AG	8/07/23	10.75	2,560,000	EUR	2,560,000	$10,309	$10,906	$(597)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
EUR Call SEK Put	JP Morgan Chase Bank N.A.	8/07/23	12.25	2,560,000	EUR	2,560,000	$(6,241)	$(12,025)	$5,784

The accompanying notes are an integral part of the financial statements.

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
Bank of America N.A.*	4/11/23	USD	1,005,096	MXN	19,912,959	$(98,412)
Bank of America N.A.*	4/11/23	USD	2,776,000	PEN	10,866,652	(110,382)
Bank of America N.A.*	5/16/23	PLN	10,047,265	USD	2,237,698	83,926
Bank of America N.A.*	5/16/23	USD	2,464,997	CHF	2,260,959	(17,339)
Bank of America N.A.*	5/16/23	USD	3,452,125	HUF	1,311,894,288	(241,704)
Bank of America N.A.*	5/16/23	USD	5,030,770	EUR	4,685,325	(62,478)
Bank of America N.A.*	5/23/23	USD	2,456,869	CNH	16,654,529	24,206
BNP Paribas SA*	4/18/23	EUR	601,239	USD	645,673	6,877
BNP Paribas SA*	4/25/23	THB	34,178,095	USD	1,057,000	(55,236)
BNP Paribas SA*	4/25/23	INR	314,305,600	USD	3,820,787	1,417
BNP Paribas SA*	4/25/23	USD	3,823,646	INR	314,305,600	1,442
Citibank N.A.*	4/11/23	CLP	1,355,289,760	USD	1,672,000	31,289
Citibank N.A.*	4/11/23	USD	2,034,199	BRL	11,198,263	(173,095)
Citibank N.A.*	4/25/23	JPY	349,247,500	USD	2,755,735	(117,406)
Citibank N.A.*	4/27/23	IDR	25,048,342,000	USD	1,667,000	7,295
Citibank N.A.*	5/23/23	JPY	352,916,060	USD	2,695,979	(19,058)
Citibank N.A.*	5/23/23	USD	2,738,000	SGD	3,619,444	14,076
Citibank N.A.*	5/23/23	USD	1,076,000	PHP	59,796,548	(25,144)
HSBC Bank USA*	4/06/23	EGP	14,548,657	USD	523,333	(52,762)
HSBC Bank USA*	4/18/23	NOK	28,977,100	USD	2,924,142	(154,653)
HSBC Bank USA*	4/18/23	ILS	5,099,633	USD	1,477,769	(59,218)
HSBC Bank USA*	4/18/23	USD	2,098,710	ZAR	36,080,318	74,788
HSBC Bank USA*	4/18/23	USD	647,687	EUR	601,239	(4,863)
HSBC Bank USA*	4/25/23	USD	4,038,444	CNH	27,268,381	64,450
HSBC Bank USA*	5/09/23	USD	682,049	PEN	2,644,918	(19,170)
HSBC Bank USA*	5/16/23	CZK	44,708,760	USD	1,993,479	68,053
HSBC Bank USA*	5/16/23	ILS	11,496,003	USD	3,314,832	(113,891)
HSBC Bank USA*	5/16/23	USD	434,000	EUR	408,396	(9,953)
HSBC Bank USA*	5/23/23	KRW	4,675,354,030	USD	3,715,021	(125,926)
HSBC Bank USA*	5/23/23	THB	20,077,200	USD	597,571	(7,468)
JP Morgan Chase Bank N.A.*	4/11/23	USD	258,767	PEN	996,899	(6,028)
JP Morgan Chase Bank N.A.*	4/18/23	USD	4,303,571	CHF	3,931,289	385
JP Morgan Chase Bank N.A.*	5/09/23	USD	965,825	BRL	5,128,531	(39,951)
Morgan Stanley & Co. LLC*	5/16/23	EUR	1,940,942	USD	2,087,313	22,616
Morgan Stanley & Co. LLC*	5/16/23	USD	3,634,000	CZK	81,322,742	(115,812)
Morgan Stanley & Co. LLC*	5/23/23	USD	1,360,444	MYR	5,905,687	15,830
						$(1,213,299)

The accompanying notes are an integral part of the financial statements.

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
U.S. Treasury Note 10 Year	6/21/23	89	$(9,928,821)	$(299,227)
U.S. Treasury Ultra Bond	6/21/23	2	(272,979)	(9,271)
				$(308,498)

OTC Credit Default Swaps-Sell Protection†

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Chile	1.000%	Quarterly	Bank of America N.A.*	A	6/20/28	USD	1,300,000	$(1,156)	$(14,148)	$12,992
Malaysia Sovereign	1.000%	Quarterly	Barclays Bank PLC*	A	6/20/28	USD	1,000,000	13,068	8,734	4,334
Republic of Philippines	1.000%	Quarterly	Goldman Sachs International*	BBB	6/20/28	USD	1,000,000	5,371	(3,919)	9,290
United Mexican States	1.000%	Quarterly	Goldman Sachs International*	BBB	6/20/28	USD	1,345,000	(10,649)	(20,261)	9,612
Republic of Indonesia	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB	6/20/28	USD	1,280,000	6,103	(10,358)	16,461
Republic of Peru	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB	6/20/28	USD	1,300,000	(3,649)	(6,478)	2,829
								$9,088	$(46,430)	$55,518

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL CDI	Maturity	11.215%	Maturity	1/02/29	BRL	7,351,584	$(111,889)	$—	$(111,889)
BRL CDI	Maturity	11.280%	Maturity	1/02/29	BRL	2,672,803	(38,621)	—	(38,621)
BRL CDI	Maturity	13.165%	Maturity	1/02/29	BRL	2,539,758	22,628	—	22,628
BRL CDI	Maturity	13.020%	Maturity	1/02/29	BRL	2,607,099	18,552	—	18,552
							$(109,330)	$—	$(109,330)

The accompanying notes are an integral part of the financial statements.

MassMutual Emerging Markets Debt Blended Total Return Fund – Portfolio of Investments (Continued)

OTC Currency Swaps

Paid by the Fund				Received by the Fund
Rate/ Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional		Frequency	Counterparty	Termination Date	Value	Upfront Premium (Paid)/ Received	Unrealized Appreciation (Depreciation)
Fixed 3.675%	EUR	550,000	Annually	Fixed 4.793%	USD	604,450	Semi-Annually	Citibank N.A.*	6/03/26	$11,479	$(467)	$11,946
Fixed 3.125%	EUR	340,000	Annually	Fixed 4.320%	USD	367,540	Semi-Annually	Citibank N.A.*	5/15/27	3,337	(170)	3,507
Fixed 5.875%	EUR	300,000	Annually	Fixed 8.460%	USD	330,000	Semi-Annually	Citibank N.A.*	10/17/31	48,439	(270)	48,709
										$63,255	$(907)	$64,162

*	Contracts are subject to a master netting agreement or similar agreement.
†

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

MassMutual Global Emerging Markets Equity Fund – Portfolio of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%
COMMON STOCK — 98.0%
Australia — 1.8%
AngloGold Ashanti Ltd. Sponsored ADR	7,705	$186,384
Brazil — 3.3%
Banco do Brasil SA	9,300	71,762
BB Seguridade Participacoes SA	21,700	139,188
Localiza Rent a Car SA	9,052	95,370
Rumo SA	10,500	39,050
		345,370
China — 34.8%
Alibaba Group Holding Ltd. (a)	38,488	489,479
China Construction Bank Corp. Class H	301,000	194,703
China Longyuan Power Group Corp. Class H	110,000	125,953
China Resources Land Ltd.	36,000	164,967
ENN Natural Gas Co. Ltd. Class A	41,900	127,262
JD.com, Inc. Class A	7,162	156,967
Kunlun Energy Co. Ltd.	160,000	125,398
Li Auto, Inc. ADR (a)	5,268	131,437
Luxshare Precision Industry Co. Ltd. Class A	21,900	96,810
Meituan Class B (a) (b)	13,350	242,484
NARI Technology Co. Ltd. Class A	36,840	145,552
Ping An Bank Co. Ltd. Class A	61,200	111,264
Ping An Insurance Group Co. of China Ltd. Class H	35,000	226,848
Sunny Optical Technology Group Co. Ltd.	5,400	65,609
Tencent Holdings Ltd.	14,500	708,519
Topsports International Holdings Ltd. (b)	219,000	198,702
WuXi AppTec Co. Ltd. Class H (b)	10,600	111,860
Yum China Holdings, Inc.	3,398	215,399
		3,639,213
Czech Republic — 0.7%
Komercni banka AS	2,232	74,017
Hong Kong — 1.9%
AIA Group Ltd.	18,800	197,539
India — 11.2%
Axis Bank Ltd. GDR (b)	4,245	219,891
HDFC Bank Ltd. ADR	5,780	385,353
Infosys Ltd. ADR	12,702	221,523
Reliance Industries Ltd. GDR (b)	6,072	342,157
		1,168,924

	Number of Shares	Value
Indonesia — 3.0%
Bank Negara Indonesia Persero Tbk PT	221,000	$138,264
Telkom Indonesia Persero Tbk PT	654,500	177,442
		315,706
Mexico — 1.9%
Grupo Financiero Banorte SAB de CV Class O	17,227	145,043
Wal-Mart de Mexico SAB de CV	13,200	52,742
		197,785
Republic of Korea — 15.5%
Cheil Worldwide, Inc.	6,345	91,056
Hana Financial Group, Inc.	8,102	254,773
Hyundai Motor Co.	1,450	206,898
LG Chem Ltd.	511	282,183
Samsung Electronics Co. Ltd.	15,743	780,669
		1,615,579
Russia — 0.0%
X5 Retail Group N.V. GDR (a) (b) (c) (d)	4,250	—
Saudi Arabia — 2.5%
Al Rajhi Bank	5,302	104,210
Saudi Tadawul Group Holding Co.	1,849	71,325
Saudi Telecom Co.	8,072	86,336
		261,871
South Africa — 2.3%
Anglo American PLC	3,160	104,389
FirstRand Ltd.	41,232	140,008
		244,397
Taiwan — 14.5%
CTBC Financial Holding Co. Ltd.	153,000	110,273
Hon Hai Precision Industry Co. Ltd.	58,000	198,962
MediaTek, Inc.	6,000	156,621
Powertech Technology, Inc.	44,000	131,580
Taiwan Semiconductor Manufacturing Co. Ltd.	52,000	921,225
		1,518,661
Thailand — 1.6%
CP ALL PCL	89,200	161,849
United Arab Emirates — 1.1%
Emaar Properties PJSC	74,262	113,303
United States — 1.9%
Samsonite International SA (a) (b)	63,300	194,556

TOTAL COMMON STOCK (Cost $9,957,435)		10,235,154

The accompanying notes are an integral part of the financial statements.

MassMutual Global Emerging Markets Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 1.0%
Brazil — 1.0%
Gerdau SA	20,895	$104,259

TOTAL PREFERRED STOCK (Cost $102,677)		104,259

TOTAL EQUITIES (Cost $10,060,112)		10,339,413

RIGHTS — 0.0%
Brazil — 0.0%
Localiza Rent a Car S.A. (a) (c) (d)	27	70

TOTAL RIGHTS (Cost $0)		70

TOTAL LONG-TERM INVESTMENTS (Cost $10,060,112)		10,339,483

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (e)	$171,645	171,645

TOTAL SHORT-TERM INVESTMENTS (Cost $171,645)		171,645

TOTAL INVESTMENTS — 100.6% (Cost $10,231,757) (f)		10,511,128

Other Assets/(Liabilities) — (0.6)%		(66,976)

NET ASSETS — 100.0%		$10,444,152

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $1,309,650 or 12.54% of net assets.

(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2023, these securities amounted to a value of $70 or 0.00% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)

Maturity value of $171,665. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25 , and an aggregate market value, including accrued interest, of $175,124.

(f)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Financial	27.4%
Technology	21.2%
Communications	18.7%
Consumer, Cyclical	11.1%
Basic Materials	6.5%
Industrial	5.2%
Energy	4.5%
Utilities	2.4%
Consumer, Non-cyclical	2.0%
Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements
Statements of Assets and Liabilities March 31, 2023 (Unaudited)

	MassMutual Global Floating Rate Fund	MassMutual Global Credit Income Opportunities Fund	MassMutual Emerging Markets Debt Blended Total Return Fund	MassMutual Global Emerging Markets Equity Fund
Assets:
Investments, at value (Note 2) (a)	$197,588,979	$114,237,103	$48,455,825	$10,339,483
Repurchase agreements, at value (Note 2) (b)	4,080,543	5,822,947	1,824,142	171,645
Total investments	201,669,522	120,060,050	50,279,967	10,511,128
Cash	96,116	—	40,885	400
Foreign currency, at value (c)	261,212	1,708,772	119	10,552
Receivables from:
Investments sold
Regular delivery	12,239,414	3,126,937	287,773	—
Open forward contracts (Note 2)	63,513	12,756	416,650	—
Fund shares sold	2,275	146,100	54	—
Cash collateral pledged for open derivatives (Note 2)	1,450,000	750,000	1,855,446	—
Investment adviser (Note 3)	—	70,428	—	8,352
Interest and dividends	3,209,243	2,169,375	880,799	46,438
Foreign tax reclaims	4,671	92,603	21,876	1,711
Open swap agreements, at value (Note 2)	—	—	87,797	—
Prepaid expenses	30,232	18,626	17,921	16,236
Total assets	219,026,198	128,155,647	53,889,287	10,594,817
Liabilities:
Payables for:
Investments purchased
Regular delivery	648,466	2,288,725	509,456	—
Delayed delivery	—	486,669	444,000	—
Written options outstanding, at value (Note 2) (d)	—	—	6,241	—
Dividends (Note 2)	61,884	214,542	107,620	—
Open forward contracts (Note 2)	1,568,327	835,713	1,629,949	—
Interest and dividends	—	—	35,454	—
Fund shares repurchased	566,497	197,418	12,899	—
Cash collateral held for open derivatives (Note 2)	—	—	380,000	—
Open swap agreements, at value (Note 2)	—	—	15,454	—
Trustees’ fees and expenses (Note 3)	529	1,175	138	138
Variation margin on open derivative instruments (Note 2)	—	—	44,409	—
Affiliates (Note 3):
Administration fees	88,563	68,086	52,245	35,705
Investment advisory fees	124,691	78,609	51,617	7,700
Distribution fees	9,300	15,982	921	104
Due to custodian	—	266,125	—	—
Accrued expense and other liabilities	344,122	219,338	201,371	107,018
Unrealized depreciation on:
Unfunded bank loan commitments	4,881	1,720	—	—
Total liabilities	3,417,260	4,674,102	3,491,774	150,665
Net assets	$215,608,938	$123,481,545	$50,397,513	$10,444,152
Net assets consist of:
Paid-in capital	$263,868,323	$168,290,131	$94,759,859	$10,156,065
Accumulated earnings (loss)	(48,259,385)	(44,808,586)	(44,362,346)	288,087
Net assets	$215,608,938	$123,481,545	$50,397,513	$10,444,152

(a)	Cost of investments:	$223,988,187	$135,890,291	$57,339,185	$10,060,112
(b)	Cost of repurchase agreements:	$4,080,543	$5,822,947	$1,824,142	$171,645
(c)	Cost of foreign currency:	$261,013	$1,685,039	$159	$10,561
(d)	Premiums on written options:	$—	$—	$12,025	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2023 (Unaudited)

	MassMutual Global Floating Rate Fund	MassMutual Global Credit Income Opportunities Fund	MassMutual Emerging Markets Debt Blended Total Return Fund	MassMutual Global Emerging Markets Equity Fund
Class I shares:
Net assets	$57,177,013	$5,887,305	$1,817,510	$5,052,865
Shares outstanding (a)	6,615,714	784,208	249,503	490,000
Net asset value, offering price and redemption price per share	$8.64	$7.51	$7.28	$10.31
Class Y shares:
Net assets	$129,302,438	$48,444,142	$45,709,032	$5,186,857
Shares outstanding (a)	14,978,520	6,454,110	6,294,800	502,944
Net asset value, offering price and redemption price per share	$8.63	$7.51	$7.26	$10.31
Class L shares:
Net assets	$24,481,016	$65,928,270	$2,368,686	$102,753
Shares outstanding (a)	2,841,018	8,783,771	326,247	10,000
Net asset value, offering price and redemption price per share	$8.62	$7.51	$7.26	$10.28
Offering price per share (100/[100-maximum sales charge] of net asset value)	$8.89	$7.82	$7.56	$10.71
Class C shares:
Net assets	$4,648,471	$3,221,828	$502,285	$101,677
Shares outstanding (a)	541,246	429,327	69,148	10,000
Net asset value, offering price and redemption price per share	$8.59	$7.50	$7.26	$10.17

(a)    Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2023 (Unaudited)

	MassMutual Global Floating Rate Fund	MassMutual Global Credit Income Opportunities Fund	MassMutual Emerging Markets Debt Blended Total Return Fund	MassMutual Global Emerging Markets Equity Fund
Investment income (Note 2):
Dividends (a)	$4,136	$4,232	$—	$100,734
Interest (b)	11,306,809	5,632,677	1,972,917	2,577
Non-cash income	—	—	—	35,059
Total investment income	11,310,945	5,636,909	1,972,917	138,370
Expenses (Note 3):
Investment advisory fees	846,611	482,484	201,632	44,627
Custody fees	60,291	41,759	32,543	9,304
Interest expense (Note 7)	40,533	—	—	—
Trustee reporting	37,998	12,902	5,101	753
Audit fees	4,704	4,704	6,033	6,033
Commitment & Service Expenses	30,774	12,455	5,855	917
Legal fees	4,428	1,600	1,154	120
Proxy fees	1,386	1,386	1,386	1,386
Accounting & Administration fees	2,053	12,780	9,429	1,063
Shareholder reporting fees	11,987	7,305	5,638	3,658
Trustees’ fees	12,030	5,156	2,896	392
Registration and filing fees	42,848	25,383	21,883	21,981
Transfer agent fees	14,070	13,658	14,151	10,930
	1,109,713	621,572	307,701	101,164
Administration fees:
Class Y	54,993	14,683	14,603	739
Class L	6,811	18,131	279	10
Class C	778	564	—	—
Distribution and Service fees:
Class L	42,570	75,544	3,485	122
Class C	25,922	18,812	2,476	482
Total expenses	1,240,787	749,306	328,544	102,517
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(14,791)	(2,777)	(1,517)	(26,909)
Class Y fees reimbursed by adviser	(92,000)	(28,567)	(56,638)	(28,362)
Class L fees reimbursed by adviser	(15,357)	(29,100)	(2,757)	(557)
Class C fees reimbursed by adviser	(1,980)	(541)	(416)	(541)
Net expenses:	1,116,659	688,321	267,216	46,148
Net investment income (loss)	10,194,286	4,948,588	1,705,701	92,222

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2023 (Unaudited)

	MassMutual Global Floating Rate Fund	MassMutual Global Credit Income Opportunities Fund	MassMutual Emerging Markets Debt Blended Total Return Fund	MassMutual Global Emerging Markets Equity Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$(15,557,354)	$(5,505,650)	$(13,674,242)	$(23,692)
Futures contracts	—	—	503,551	—
Written options	—	—	19,786	—
Swap agreements	—	—	121,805	—
Foreign currency transactions	548,382	349,731	(58,668)	836
Forward contracts	(3,661,465)	(1,607,923)	9,733	—
Net realized gain (loss)	(18,670,437)	(6,763,842)	(13,078,035)	(22,856)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	27,665,294	11,291,800	19,501,003	1,614,934
Futures contracts	—	—	(762,754)	—
Unfunded bank loan commitments	(4,881)	(1,720)	—	—
Written options	—	—	34,932	—
Swap agreements	—	—	(99,772)	—
Translation of assets and liabilities in foreign currencies	513,831	41,004	29,739	(305)
Forward contracts	(3,133,616)	(1,469,217)	(1,433,931)	—
Net change in unrealized appreciation (depreciation)	25,040,628	9,861,867	17,269,217	1,614,629
Net realized gain (loss) and change in unrealized appreciation (depreciation)	6,370,191	3,098,025	4,191,182	1,591,773
Net increase (decrease) in net assets resulting from operations	$16,564,477	$8,046,613	$5,896,883	$1,683,995

(a) Net of foreign withholding tax of:	$—	$—	$—	$17,243
(b) Net of foreign withholding tax of:	$—	$—	$18,076	$—

The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Global Floating Rate Fund		MassMutual Global Credit Income Opportunities Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022(1)	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022(1)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$10,194,286	$16,918,746	$4,948,588	$8,936,921
Net realized gain (loss)	(18,670,437)	10,353,988	(6,763,842)	2,642,876
Net change in unrealized appreciation (depreciation)	25,040,628	(52,877,210)	9,861,867	(31,902,007)
Net increase (decrease) in net assets resulting from operations	16,564,477	(25,604,476)	8,046,613	(20,322,210)
Distributions to shareholders (Note 2):
Class I	(2,614,469)	(3,199,216)	(230,091)	(390,617)
Class Y	(6,359,782)	(11,570,943)	(2,336,517)	(5,279,435)
Class L	(1,326,524)	(2,117,862)	(2,335,620)	(3,569,242)
Class C	(185,012)	(222,878)	(129,856)	(268,433)
Total distributions	(10,485,787)	(17,110,899)	(5,032,084)	(9,507,727)
Tax return of capital:
Class I	—	—	—	—
Class Y	—	—	—	—
Class L	—	—	—	—
Class C	—	—	—	—
Total tax return of capital	—	—	—	—
Net fund share transactions (Note 5):
Class I	(13,516,467)	4,113,746	233,017	373,111
Class Y	(68,883,162)	(70,227,783)	(15,873,616)	(36,625,741)
Class L	(23,125,684)	(886,943)	6,025,028	17,269,403
Class C	(1,272,863)	(248,965)	(854,866)	(920,668)
Increase (decrease) in net assets from fund share transactions	(106,798,176)	(67,249,945)	(10,470,437)	(19,903,895)
Total increase (decrease) in net assets	(100,719,486)	(109,965,320)	(7,455,908)	(49,733,832)
Net assets
Beginning of period	316,328,424	426,293,744	130,937,453	180,671,285
End of period	$215,608,938	$316,328,424	$123,481,545	$130,937,453

(1)

On December 13, 2021, the Barings Global Floating Rate Fund, Barings Global Credit Income Opportunities Fund, and Barings Emerging Markets Debt Blended Total Return Fund (each, a “Predecessor Fund”) were reorganized into the MassMutual Global Floating Rate Fund, MassMutual Global Credit Income Opportunities Fund, and MassMutual Emerging Markets Debt Blended Total Return Fund (each, a “Fund”), respectively, and shareholders of each Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the corresponding Fund. Information shown prior to December 13, 2021 is that of each applicable Predecessor Fund, and is that of each applicable Fund after December 13, 2021. Each Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

The accompanying notes are an integral part of the financial statements.

MassMutual Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Emerging Markets Debt Blended Total Return Fund		MassMutual Global Emerging Markets Equity Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022(1)	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022(1)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,705,701	$5,676,457	$92,222	$173,585
Net realized gain (loss)	(13,078,035)	(21,883,040)	(22,856)	17,819
Net change in unrealized appreciation (depreciation)	17,269,217	(23,649,004)	1,614,629	(3,532,953)
Net increase (decrease) in net assets resulting from operations	5,896,883	(39,855,587)	1,683,995	(3,341,549)
Distributions to shareholders (Note 2):
Class I	(60,283)	(65,064)	(74,810)	(153,174)
Class Y	(1,630,078)	(7,132,638)	(76,757)	(157,506)
Class L	(90,679)	(684,551)	(1,268)	(3,126)
Class C	(14,034)	(37,233)	(503)	(3,126)
Total distributions	(1,795,074)	(7,919,486)	(153,338)	(316,932)
Tax return of capital:
Class I	—	(12,456)	—	—
Class Y	—	(1,365,466)	—	—
Class L	—	(131,050)	—	—
Class C	—	(7,128)	—	—
Total tax return of capital	—	(1,516,100)	—	—
Net fund share transactions (Note 5):
Class I	—	1,937,926	—	—
Class Y	(10,344,816)	(31,475,200)	1,946	(10,194)
Class L	(1,067,125)	(9,511,106)	—	—
Class C	(8,768)	162,184	—	—
Increase (decrease) in net assets from fund share transactions	(11,420,709)	(38,886,196)	1,946	(10,194)
Total increase (decrease) in net assets	(7,318,900)	(88,177,369)	1,532,603	(3,668,675)
Net assets
Beginning of period	57,716,413	145,893,782	8,911,549	12,580,224
End of period	$50,397,513	$57,716,413	$10,444,152	$8,911,549

(1)

On December 13, 2021, the Barings Global Floating Rate Fund, Barings Global Credit Income Opportunities Fund, and Barings Emerging Markets Debt Blended Total Return Fund (each, a “Predecessor Fund”) were reorganized into the MassMutual Global Floating Rate Fund, MassMutual Global Credit Income Opportunities Fund, and MassMutual Emerging Markets Debt Blended Total Return Fund (each, a “Fund”), respectively, and shareholders of each Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the corresponding Fund. Information shown prior to December 13, 2021 is that of each applicable Predecessor Fund, and is that of each applicable Fund after December 13, 2021. Each Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

The accompanying notes are an integral part of the financial statements.

MassMutual Global Floating Rate Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net asset value, end of the period	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I*
3/31/23[r]	$ 8.45	$ 0.34	$ 0.20	$ 0.54	$ (0.35)	$ —	$ —	$ (0.35)	$ 8.64	6.48%[b]	$57,177	0.85%[a]	0.81%[a]	0.75%[a]	7.93%[a]
9/30/22	9.43	0.39	(0.98)	(0.59)	(0.39)	—	—	(0.39)	8.45	(6.44%)	69,071	0.88%	0.77%	0.77%	4.26%
9/30/21[i]	9.43	0.08	—	0.08	(0.08)	—	—	(0.08)	9.43	0.90%[b]	72,615	0.90%[a]	N/A	0.75%[a]	3.39%[a]
6/30/21	8.58	0.38	0.83	1.21	(0.36)	—	—	(0.36)	9.43	14.19%	64,969	0.92%	N/A	0.75%	4.15%
6/30/20	9.28	0.43	(0.66)	(0.23)	(0.36)	(0.03)	(0.08)	(0.47)	8.58	(2.47%)	39,483	0.92%	N/A	0.75%	4.87%
6/30/19	9.50	0.47	(0.18)	0.29	(0.47)	(0.04)	—	(0.51)	9.28	3.04%	32,531	0.94%	N/A	0.75%	5.01%
6/30/18	9.56	0.46	(0.06)	0.40	(0.41)	—	(0.05)	(0.46)	9.50	4.28%	18,370	1.03%	N/A	0.71%[o]	4.78%
Class Y*
3/31/23[r]	$ 8.44	$ 0.34	$ 0.20	$ 0.54	$ (0.35)	$ —	$ —	$ (0.35)	$ 8.63	6.48%[b]	$129,302	0.92%[a]	0.80%[a]	0.75%[a]	7.87%[a]
9/30/22	9.42	0.38	(0.97)	(0.59)	(0.39)	—	—	(0.39)	8.44	(6.45%)	194,665	0.94%	0.77%	0.77%	4.12%
9/30/21[i]	9.42	0.08	—	0.08	(0.08)	—	—	(0.08)	9.42	0.89%[b]	293,545	0.93%[a]	N/A	0.75%[a]	3.39%[a]
6/30/21	8.58	0.37	0.83	1.20	(0.36)	—	—	(0.36)	9.42	14.19%	256,020	0.95%	N/A	0.75%	4.08%
6/30/20	9.27	0.44	(0.66)	(0.22)	(0.36)	(0.03)	(0.08)	(0.47)	8.58	(2.54%)	131,302	0.99%	N/A	0.75%	4.89%
6/30/19	9.50	0.47	(0.19)	0.28	(0.47)	(0.04)	—	(0.51)	9.27	3.03%	187,887	0.96%	N/A	0.75%	4.99%
6/30/18	9.56	0.46	(0.06)	0.40	(0.41)	—	(0.05)	(0.46)	9.50	4.27%	172,736	1.01%	N/A	0.71%[o]	4.79%
Class L*
3/31/23[r]	$ 8.42	$ 0.32	$ 0.22	$ 0.54	$ (0.34)	$ —	$ —	$ (0.34)	$ 8.62	6.48%[b]	$24,481	1.14%[a]	1.05%[a]	1.00%[a]	7.55%[a]
9/30/22	9.41	0.36	(0.98)	(0.62)	(0.37)	—	—	(0.37)	8.42	(6.76%)	46,797	1.17%	1.02%	1.02%	3.99%
9/30/21[i]	9.40	0.07	0.01	0.08	(0.07)	—	—	(0.07)	9.41	0.83%[b]	53,368	1.20%[a]	N/A	1.00%[a]	3.13%[a]
6/30/21	8.56	0.36	0.81	1.17	(0.33)	—	—	(0.33)	9.40	13.90%	45,630	1.25%	N/A	1.00%	3.93%
6/30/20	9.26	0.41	(0.66)	(0.25)	(0.34)	(0.03)	(0.08)	(0.45)	8.56	(2.79%)	37,431	1.22%	N/A	1.00%	4.63%
6/30/19	9.48	0.44	(0.18)	0.26	(0.44)	(0.04)	—	(0.48)	9.26	2.77%	45,213	1.25%	N/A	1.00%	4.72%
6/30/18	9.54	0.43	(0.06)	0.37	(0.38)	—	(0.05)	(0.43)	9.48	4.00%	53,371	1.26%	N/A	0.96%[o]	4.55%
Class C*
3/31/23[r]	$ 8.40	$ 0.29	$ 0.20	$ 0.49	$ (0.30)	$ —	$ —	$ (0.30)	$ 8.59	5.97%[b]	$4,648	1.88%[a]	1.81%[a]	1.75%[a]	6.92%[a]
9/30/22	9.37	0.29	(0.96)	(0.67)	(0.30)	—	—	(0.30)	8.40	(7.35%)	5,795	1.93%	1.77%	1.77%	3.21%
9/30/21[i]	9.37	0.06	(0.01)	0.05	(0.05)	—	—	(0.05)	9.37	0.64%[b]	6,766	1.99%[a]	N/A	1.75%[a]	2.39%[a]
6/30/21	8.53	0.29	0.81	1.10	(0.26)	—	—	(0.26)	9.37	13.08%	6,714	2.05%	N/A	1.75%	3.20%
6/30/20	9.22	0.35	(0.66)	(0.31)	(0.29)	(0.03)	(0.06)	(0.38)	8.53	(3.52%)	6,494	2.04%	N/A	1.75%	3.88%
6/30/19	9.45	0.37	(0.19)	0.18	(0.37)	(0.04)	—	(0.41)	9.22	2.02%	8,005	2.05%	N/A	1.74%	4.00%
6/30/18	9.51	0.36	(0.06)	0.30	(0.32)	—	(0.04)	(0.36)	9.45	3.24%	8,311	2.09%	N/A	1.70%[o]	3.80%

				Year ended June 30
	Six months ended March 31, 2023[b,r]	Year Ended September 30, 2022	Period Ended September 30, 2021b,*	2021	2020	2019	2018
Portfolio turnover rate	6%	40%	9%	43%	37%	47%	58%

*

On December 13, 2021, the Barings Global Floating Rate Fund (the “Predecessor Fund”) was reorganized into the MassMutual Global Floating Rate Fund (the “Fund”) and shareholders of the Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the Fund. Information shown prior to December 13, 2021 is that of the Predecessor Fund, and is that of the Fund after December 13, 2021. The Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund (Note 1), respectively.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
o	Net expenses reflect a voluntary expense reimbursement to prevent a negative yield.
p	Interest expense incurred as a result of entering into line of credit transactions is included in the Fund’s net expenses in the Statements of Operations.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Global Credit Income Opportunities Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net asset value, end of the period	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I*
3/31/23[r]	$ 7.35	$ 0.30	$ 0.16	$ 0.46	$ (0.30)	$ —	$ —	$ (0.30)	$ 7.51	6.33%[b]	$5,887	0.97%[a]	NA	0.87%[a]	7.90%[a]
9/30/22	9.04	0.51	(1.66)	(1.15)	(0.54)	—	—	(0.54)	7.35	(13.23%)	5,536	1.14%	0.89%	0.89%	6.10%
9/30/21	9.08	0.11	(0.04)	0.07	(0.11)	—	—	(0.11)	9.04	0.81%[b]	6,405	1.15%[a]	NA	0.95%[a]	4.96%[a]
6/30/21	8.14	0.48	0.92	1.40	(0.46)	—	—	(0.46)	9.08	17.51%	21,492	1.08%	NA	0.95%	5.50%
6/30/20	8.93	0.48	(0.79)	(0.31)	(0.41)	—	(0.07)	(0.48)	8.14	(3.45%)	21,606	1.07%	NA	0.95%	5.60%
6/30/19	9.32	0.52	(0.29)	0.23	(0.51)	(0.10)	(0.01)	(0.62)	8.93	2.65%	23,203	1.09%	NA	0.95%	5.69%
6/30/18	9.50	0.51	(0.18)	0.33	(0.49)	—	(0.02)	(0.51)	9.32	3.49%	21,788	1.13%	NA	0.95%	5.45%
Class Y*
3/31/23[r]	$ 7.35	$ 0.29	$ 0.17	$ 0.46	$ (0.30)	$ —	$ —	$ (0.30)	$ 7.51	6.30%[b]	$48,444	1.02%[a]	NA	0.92%[a]	7.83%[a]
9/30/22	9.04	0.50	(1.66)	(1.16)	(0.53)	—	—	(0.53)	7.35	(13.26%)	62,827	1.17%	0.93%	0.93%	6.01%
9/30/21	9.08	0.11	(0.04)	0.07	(0.11)	—	—	(0.11)	9.04	0.80%[b]	115,478	1.20%[a]	NA	0.95%[a]	5.01%[a]
6/30/21	8.14	0.47	0.93	1.40	(0.46)	—	—	(0.46)	9.08	17.52%	173,113	1.12%	NA	0.95%	5.35%
6/30/20	8.93	0.48	(0.79)	(0.31)	(0.41)	—	(0.07)	(0.48)	8.14	(3.44%)	90,254	1.10%	NA	0.95%	5.60%
6/30/19	9.31	0.52	(0.28)	0.24	(0.51)	(0.10)	(0.01)	(0.62)	8.93	2.64%	129,621	1.12%	NA	0.95%	5.71%
6/30/18	9.50	0.51	(0.19)	0.32	(0.49)	—	(0.02)	(0.51)	9.31	3.48%	140,362	1.14%	NA	0.95%	5.43%
Class L*
3/31/23[r]	$ 7.35	$ 0.28	$ 0.17	$ 0.45	$ (0.29)	$ —	$ —	$ (0.29)	$ 7.51	6.16%[b]	$65,928	1.28%[a]	NA	1.18%[a]	7.60%[a]
9/30/22	9.04	0.48	(1.66)	(1.18)	(0.51)	—	—	(0.51)	7.35	(13.48%)	58,591	1.42%	1.19%	1.19%	5.81%
9/30/21	9.08	0.10	(0.03)	0.07	(0.11)	—	—	(0.11)	9.04	0.79%[b]	52,875	1.37%[a]	NA	1.20%[a]	4.56%[a]
6/30/21	8.14	0.48	0.90	1.38	(0.44)	—	—	(0.44)	9.08	17.18%	9,795	1.39%	NA	1.20%	5.65%
6/30/20	8.93	0.46	(0.79)	(0.33)	(0.40)	—	(0.06)	(0.46)	8.14	(3.69%)	44,860	1.32%	NA	1.20%	5.35%
6/30/19	9.32	0.50	(0.30)	0.20	(0.48)	(0.10)	(0.01)	(0.59)	8.93	2.39%	51,205	1.36%	NA	1.20%	5.46%
6/30/18	9.51	0.49	(0.19)	0.30	(0.47)	—	(0.02)	(0.49)	9.32	3.24%	60,507	1.38%	NA	1.20%	5.17%
Class C*
3/31/23[r]	$ 7.34	$ 0.25	$ 0.17	$ 0.42	$ (0.26)	$ —	$ —	$ (0.26)	$ 7.50	5.75%[b]	$3,222	2.00%[a]	NA	1.97%[a]	6.78%[a]
9/30/22	9.04	0.42	(1.67)	(1.25)	(0.45)	—	—	(0.45)	7.34	(14.25%)	3,983	2.18%	1.97%	1.97%	5.00%
9/30/21	9.08	0.09	(0.04)	0.05	(0.09)	—	—	(0.09)	9.04	0.56%[b]	5,914	2.24%[a]	NA	1.95%[a]	3.96%[a]
6/30/21	8.13	0.39	0.93	1.32	(0.37)	—	—	(0.37)	9.08	16.42%	5,846	2.19%	NA	1.95%	4.49%
6/30/20	8.92	0.39	(0.78)	(0.39)	(0.35)	—	(0.05)	(0.40)	8.13	(4.41%)	7,421	2.18%	NA	1.95%	4.60%
6/30/19	9.31	0.43	(0.29)	0.14	(0.42)	(0.10)	(0.01)	(0.53)	8.92	1.63%	8,462	2.21%	NA	1.95%	4.73%
6/30/18	9.50	0.42	(0.19)	0.23	(0.40)	—	(0.02)	(0.42)	9.31	2.47%	8,842	2.21%	NA	1.95%	4.44%

				Year ended June 30
	Six months ended March 31, 2023[b,r]	Year Ended September 30, 2022	Period Ended September 30, 2021b,*	2021	2020	2019	2018
Portfolio turnover rate	17%	44%	15%	71%	64%	59%	52%

*

On December 13, 2021, the Barings Global Credit Income Opportunities Fund (the “Predecessor Fund”) was reorganized into the MassMutual Global Credit Income Opportunities Fund (the “Fund”) and shareholders of the Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the Fund. Information shown prior to December 13, 2021 is that of the Predecessor Fund, and is that of the Fund after December 13, 2021. The Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund (Note 1), respectively.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
p	Interest expense incurred as a result of entering into line of credit transactions is included in the Fund’s net expenses in the Statements of Operations.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Emerging Markets Debt Blended Total Return Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net asset value, end of the period	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I*
3/31/23[r]	$ 6.78	$ 0.23	$ 0.51	$ 0.74	$ (0.24)	$ —	$ —	$ (0.24)	$ 7.28	10.99%[b]	$1,818	1.14%[a]	0.97%[a]	6.31%[a]
9/30/22	10.61	0.44	(3.54)	(3.10)	(0.47)	(0.17)	(0.09)	(0.73)	6.78	(30.40%)	1,691	1.67%	1.00%	5.90%
9/30/21	11.00	0.11	(0.37)	(0.26)	(0.13)	—	—	(0.13)	10.61	(2.44%)[b]	1	706.64%[a]	0.95%[a]	3.98%[a]
6/30/21	10.43	0.57	0.80	1.37	(0.60)	(0.20)	—	(0.80)	11.00	13.70%	1	1.29%	0.95%	5.26%
6/30/20	10.06	0.69	0.32	1.01	(0.64)	—	—	(0.64)	10.43	10.39%	14,563	1.40%	0.95%	6.99%
6/30/19	9.51	0.59	0.58	1.17	(0.57)	—	(0.05)	(0.62)	10.06	12.86%	23,964	1.44%	0.73%[o]	6.18%
6/30/18	10.55	0.54	(0.70)	(0.16)	(0.58)	(0.30)	—	(0.88)	9.51	(1.94%)	22,650	1.94%	0.80%[o]	5.31%
Class Y*
3/31/23[r]	$ 6.75	$ 0.23	$ 0.52	$ 0.75	$ (0.24)	$ —	$ —	$ (0.24)	$ 7.26	11.17%[b]	$45,709	1.20%[a]	0.97%[a]	6.37%[a]
9/30/22	10.59	0.48	(3.59)	(3.11)	(0.47)	(0.17)	(0.09)	(0.73)	6.75	(30.59)%	52,350	1.31%	0.97%	5.55%
9/30/21	10.99	0.12	(0.38)	(0.26)	(0.14)	—	—	(0.14)	10.59	(2.38%)[b]	127,650	1.26%[a]	0.95%[a]	4.48%[a]
6/30/21	10.42	0.53	0.84	1.37	(0.60)	(0.20)	—	(0.80)	10.99	13.61%	111,221	1.34%	0.95%	4.90%
6/30/20	10.06	0.67	0.33	1.00	(0.64)	—	—	(0.64)	10.42	10.33%	33,429	1.42%	0.95%	6.84%
6/30/19	9.51	0.59	0.58	1.17	(0.57)	—	(0.05)	(0.62)	10.06	12.86%	25,805	1.44%	0.72%[o]	6.19%
6/30/18	10.55	0.55	(0.71)	(0.16)	(0.58)	(0.30)	—	(0.88)	9.51	(1.94%)	23,122	1.95%	0.80%[o]	5.38%
Class L*
3/31/23[r]	$ 6.76	$ 0.22	$ 0.51	$ 0.73	$ (0.23)	$ —	$ —	$ (0.23)	$ 7.26	10.87%[b]	$2,369	1.42%[a]	1.22%[a]	6.21%[a]
9/30/22	10.59	0.47	(3.59)	(3.12)	(0.45)	(0.17)	(0.09)	(0.71)	6.76	(30.66%)	3,199	1.53%	1.21%	5.19%
9/30/21	10.99	0.12	(0.39)	(0.27)	(0.13)	—	—	(0.13)	10.59	(2.44%)[b]	17,660	1.60%[a]	1.20%[a]	4.24%[a]
6/30/21	10.42	0.51	0.84	1.35	(0.58)	(0.20)	—	(0.78)	10.99	13.32%	17,491	1.73%	1.20%	4.71%
6/30/20	10.06	0.60	0.38	0.98	(0.62)	—	—	(0.62)	10.42	10.11%	6,443	2.08%	1.20%	6.21%
6/30/19	9.51	0.55	0.60	1.15	(0.55)	—	(0.05)	(0.60)	10.06	12.59%	405	3.19%	1.02%[o]	5.74%
6/30/18	10.55	0.45	(0.64)	(0.19)	(0.55)	(0.30)	—	(0.85)	9.51	(2.21%)	566	3.63%	1.11%[o]	4.33%
Class C*
3/31/23[r]	$ 6.76	$ 0.19	$ 0.51	$ 0.70	$ (0.20)	$ —	$ —	$ (0.20)	$ 7.26	10.46%[b]	$502	2.14%[a]	1.97%[a]	5.31%[a]
9/30/22	10.59	0.39	(3.58)	(3.19)	(0.39)	(0.17)	(0.08)	(0.64)	6.76	(31.20%)	477	2.64%	1.98%	4.68%
9/30/21	10.99	0.09	(0.38)	(0.29)	(0.11)	—	—	(0.11)	10.59	(2.62%)[b]	583	3.43%[a]	1.95%[a]	3.48%[a]
6/30/21	10.42	0.43	0.83	1.26	(0.49)	(0.20)	—	(0.69)	10.99	12.51%	463	4.40%	1.95%	3.98%
6/30/20	10.06	0.60	0.31	0.91	(0.55)	—	—	(0.55)	10.42	9.28%	225	5.29%	1.95%	6.09%
6/30/19	9.51	0.49	0.59	1.08	(0.48)	—	(0.05)	(0.53)	10.06	11.78%	261	5.02%	1.71%[o]	5.14%
6/30/18	10.55	0.48	(0.74)	(0.26)	(0.48)	(0.30)	—	(0.78)	9.51	(2.90%)	277	5.85%	1.85%[o]	4.63%

				Year ended June 30
	Six months ended March 31, 2023[b,r]	Year Ended September 30, 2022	Period Ended September 30, 2021b,*	2021	2020	2019	2018
Portfolio turnover rate	18%	55%	10%	52%	127%	90%	52%

*

On December 13, 2021, the Barings Emerging Markets Debt Blended Total Return Fund (the “Predecessor Fund”) was reorganized into the MassMutual Emerging Markets Debt Blended Total Return Fund (the “Fund”) and shareholders of the Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the Fund. Information shown prior to December 13, 2021 is that of the Predecessor Fund, and is that of the Fund after December 13, 2021. The Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund (Note 1), respectively.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
o	Net expenses reflect a voluntary expense reimbursement to prevent a negative yield.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Global Emerging Markets Equity Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net asset value, end of the period	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I*
3/31/23[r]	$ 8.80	$ 0.09	$ 1.57	$ 1.66	$ (0.15)	$ —	$ —	$ (0.15)	$ 10.31	19.00%[b]	$5,053	2.04%[a]	0.92%[a]	1.87%[a]
9/30/22	12.41	0.17	(3.47)	(3.30)	(0.06)	(0.25)	—	(0.31)	8.80	(27.26%)	4,313	2.71%	0.89%	1.55%
9/30/21	13.65	0.06	(1.17)	(1.11)	(0.13)	—	—	(0.13)	12.41	(8.21%)[b]	6,080	5.49%[a]	0.90%[a]	2.00%[a]
6/30/21	10.38	0.18	3.20	3.38	(0.11)	—	—	(0.11)	13.65	32.74%	6,689	3.17%	0.99%	1.39%
6/30/20	11.13	0.18	(0.58)	(0.40)	(0.22)	(0.11)	(0.02)	(0.35)	10.38	(3.78%)	5,085	2.96%	1.20%[s]	1.71%
6/30/19[g]	10.00	0.08	1.05	1.13	—	—	—	—	11.13	11.26%[b]	5,452	2.94%[a]	1.20%[a,s]	0.98%[a]
Class Y*
3/31/23[r]	$ 8.80	$ 0.09	$ 1.57	$ 1.66	$ (0.15)	$ —	$ —	$ (0.15)	$ 10.31	18.98%[b]	$5,187	2.07%[a]	0.92%[a]	1.87%[a]
9/30/22	12.41	0.17	(3.47)	(3.30)	(0.06)	(0.25)	—	(0.31)	8.80	(27.26%)	4,425	2.74%	0.89%	1.55%
9/30/21	13.65	0.06	(1.17)	(1.11)	(0.13)	—	—	(0.13)	12.41	(8.21%)[b]	6,253	5.49%[a]	0.90%[a]	2.00%[a]
6/30/21	10.38	0.18	3.20	3.38	(0.11)	—	—	(0.11)	13.65	32.74%	6,765	3.17%	0.99%	1.40%
6/30/20	11.13	0.18	(0.58)	(0.40)	(0.22)	(0.11)	(0.02)	(0.35)	10.38	(3.78%)	5,085	2.96%	1.20%[s]	1.71%
6/30/19[g]	10.00	0.08	1.05	1.13	—	—	—	—	11.13	11.26%[b]	5,452	2.94%[a]	1.20%[a,s]	0.98%[a]
Class L*
3/31/23[r]	$ 8.76	$ 0.08	$ 1.57	$ 1.65	$ (0.13)	$ —	$ —	$ (0.13)	$ 10.28	18.92%[b]	$103	2.31%[a]	1.17%[a]	1.62%[a]
9/30/22	12.38	0.14	(3.45)	(3.31)	(0.06)	(0.25)	—	(0.31)	8.76	(27.45%)	88	3.90%	1.17%	1.26%
9/30/21	13.61	0.06	(1.18)	(1.12)	(0.11)	—	—	(0.11)	12.38	(8.27%)[b]	124	18.61%[a]	1.15%[a]	1.75%[a]
6/30/21	10.36	0.15	3.19	3.34	(0.09)	—	—	(0.09)	13.61	32.40%	136	6.21%	1.24%	1.14%
6/30/20	11.10	0.15	(0.57)	(0.42)	(0.20)	(0.11)	(0.01)	(0.32)	10.36	(4.02%)	104	9.06%	1.45%[s]	1.46%
6/30/19[g]	10.00	0.06	1.04	1.10	—	—	—	—	11.10	11.04%[b]	111	7.43%[a]	1.45%[a,s]	0.73%[a]
Class C*
3/31/23[r]	$ 8.63	$ 0.04	$ 1.55	$ 1.59	$ (0.05)	$ —	$ —	$ (0.05)	$ 10.17	18.42%[b]	$102	3.04%[a]	1.92%[a]	0.87%[a]
9/30/22	12.30	0.06	(3.42)	(3.36)	(0.06)	(0.25)	—	(0.31)	8.63	(28.00%)	86	4.94%	1.92%	0.51%
9/30/21	13.50	0.03	(1.17)	(1.14)	(0.06)	—	—	(0.06)	12.30	(8.45%)[b]	123	10.21%[a]	1.90%[a]	1.00%[a]
6/30/21	10.32	0.05	3.18	3.23	(0.05)	—	—	(0.05)	13.50	31.41%	135	7.30%	1.99%	0.39%
6/30/20	11.04	0.07	(0.57)	(0.50)	(0.10)	(0.11)	(0.01)	(0.22)	10.32	(4.74%)	103	9.82%	2.20%[s]	0.71%
6/30/19[g]	10.00	(0.00)[d]	1.04	1.04	—	—	—	—	11.04	10.39%[b]	110	8.19%[a]	2.20%[a,s]	(0.03%)[a]

				Year ended June 30
	Six months ended March 31, 2023[b,r]	Year Ended September 30, 2022	Period Ended September 30, 2021b,*	2021	2020	Period ended June 30, 2019[b,g]
Portfolio turnover rate	6%	22%	8%	37%	19%	8%

*

On December 13, 2021, the Barings Global Emerging Markets Equity Fund (the “Predecessor Fund”) was reorganized into the MassMutual Global Emerging Markets Equity Fund (the “Fund”) and shareholders of the Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the Fund. Information shown prior to December 13, 2021 is that of the Predecessor Fund, and is that of the Fund after December 13, 2021. The Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period September 17, 2018 (commencement of operations) through June 30, 2019.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
j	Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund (Note 1), respectively.
r	Unaudited.
s	Ratio of net expenses to average net assets does not include expenses of the underlying fund in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. The Funds

MassMutual Advantage Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated April 26, 2021. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Global Floating Rate Fund (“Global Floating Rate Fund”)
MassMutual Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund”)
MassMutual Emerging Markets Debt Blended Total Return Fund (“Emerging Markets Debt Blended Total Return Fund”)
MassMutual Global Emerging Markets Equity Fund (“Global Emerging Markets Equity Fund”)

On December 13, 2021, the assets of each of the Barings Global Floating Rate Fund, Barings Global Credit Income Opportunities Fund, Barings Emerging Markets Debt Blended Total Return Fund, and Barings Global Emerging Markets Equity Fund (each, a “Predecessor Fund,” and together the “Predecessor Funds”) were transferred to the Global Floating Rate Fund, Global Credit Income Opportunities Fund, Emerging Markets Debt Blended Total Return Fund, and Global Emerging Markets Equity Fund, respectively, in exchange for shares of the corresponding Fund and the assumption by that Fund of all of the liabilities of the corresponding Predecessor Fund. Shareholders of the Predecessor Funds received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the corresponding Fund. At the time of this reorganization, each of the Funds was a newly formed series of the Trust, which at the time, was itself a newly created Massachusetts business trust. Each of the Predecessor Funds was the accounting and performance survivor in its respective reorganization, and each corresponding Fund, as the corporate survivor in its respective reorganization, adopted the accounting and performance history of the corresponding Predecessor Fund.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Financial Statements (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Notes to Financial Statements (Unaudited) (Continued)

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Financial Statements (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The following is the aggregate value by input level, as of March 31, 2023, for the Funds’ investments:

	Level 1	Level 2	Level 3		Total
Global Floating Rate Fund
Asset Investments
Common Stock	$788,196	$32,749 *	$676,442		$1,497,387
Bank Loans	—	187,621,039	266,246		187,887,285
Corporate Debt	—	8,188,486	—	+	8,188,486
Warrants	—	15,821	—		15,821
Short-Term Investments	—	4,080,543	—		4,080,543
Total Investments	$788,196	$199,938,638	$942,688		$201,669,522
Liability Investments
Unfunded Bank Loan Commitments**	$—	$(4,881)	$—		$(4,881)
Asset Derivatives
Forward Contracts	$—	$63,513	$—		$63,513
Liability Derivatives
Forward Contracts	$—	$(1,568,327)	$—		$(1,568,327)

Global Credit Income Opportunities Fund
Asset Investments
Common Stock*
France	$—	$5,410	$—		$5,410
Spain	—	—	—	+	—
United Kingdom	148,566	—	134,354		282,920
Bank Loans	—	47,945,817	192,585		48,138,402
Corporate Debt	—	54,335,427	—	+	54,335,427
Non-U.S. Government Agency Obligations	—	11,420,020	—		11,420,020
Purchased Options	8,460	—	—		8,460
Warrants	—	46,464	—		46,464
Short-Term Investments	—	5,822,947	—		5,822,947
Total Investments	$157,026	$119,576,085	$326,939		$120,060,050
Liability Investments
Unfunded Bank Loan Commitments**	$—	$(1,720)	$—		$(1,720)
Asset Derivatives
Forward Contracts	$—	$12,756	$—		$12,756
Liability Derivatives
Forward Contracts	$—	$(835,713)	$—		$(835,713)

Emerging Markets Debt Blended Total Return Fund
Asset Investments
Corporate Debt	$—	$18,041,606	$—		$18,041,606
Sovereign Debt Obligations	—	30,403,910	—		30,403,910
Purchased Options	—	10,309	—		10,309
Short-Term Investments	—	1,824,142	—		1,824,142
Total Investments	$—	$50,279,967	$—		$50,279,967

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Emerging Markets Debt Blended Total Return Fund (Continued)
Asset Derivatives
Forward Contracts	$—	$416,650	$—		$416,650
Swap Agreements	—	128,977	—		128,977
Total	$—	$545,627	$—		$545,627
Liability Derivatives
Forward Contracts	$—	$(1,629,949)	$—		$(1,629,949)
Futures Contracts	(308,498)	—	—		(308,498)
Swap Agreements	—	(165,964)	—		(165,964)
Written Options	—	(6,241)	—		(6,241)
Total	$(308,498)	$(1,802,154)	$—		$(2,110,652)

Global Emerging Markets Equity Fund
Asset Investments
Common Stock*
Australia	$186,384	$—	$—		$186,384
Brazil	134,420	210,950	—		345,370
China	346,836	3,292,377	—		3,639,213
Czech Republic	—	74,017	—		74,017
Hong Kong	—	197,539	—		197,539
India	1,168,924	—	—		1,168,924
Indonesia	—	315,706	—		315,706
Mexico	197,785	—	—		197,785
Republic of Korea	—	1,615,579	—		1,615,579
Russia	—	—	—	+	—
Saudi Arabia	104,210	157,661	—		261,871
South Africa	—	244,397	—		244,397
Taiwan	—	1,518,661	—		1,518,661
Thailand	161,849	—	—		161,849
United Arab Emirates	—	113,303	—		113,303
United States	—	194,556	—		194,556
Preferred Stock*
Brazil	—	104,259	—		104,259
Rights
Brazil	—	—	70		70
Short-Term Investments	—	171,645	—		171,645
Total Investments	$2,300,408	$8,210,650	$70		$10,511,128

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of March 31, 2023.

For certain Fund(s) the Statement of Assets and Liabilities shows receivables from cash collateral pledged for open derivatives, as well as, any applicable liabilities for investments purchased on a delayed delivery basis, amounts due to custodian, and cash collateral held for open derivatives. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2023.

The Funds, with the exception of the Global Floating Rate Fund and Global Credit Income Opportunities Fund, had no Level 3 transfers during the period ended March 31, 2023. The Global Floating Rate Fund and Global Credit Income Opportunities Fund had Level 3 transfers during the period ended March 31, 2023; however, none of the transfers individually or collectively had a material impact on the Global Floating Rate Fund and Global Credit Income Opportunities Fund.

Notes to Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

At March 31, 2023, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Global Floating Rate Fund
Asset Derivatives
Forward Contracts*	$—	$—	$63,513	$—	$63,513
Liability Derivatives
Forward Contracts^	$—	$—	$(1,568,327)	$—	$(1,568,327)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$(3,661,465)	$—	$(3,661,465)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$(3,133,616)	$—	$(3,133,616)

Global Credit Income Opportunities Fund
Asset Derivatives
Purchased Options*,^^^	$—	$8,460	$—	$—	$8,460
Forward Contracts*	—	—	12,756	—	12,756
Total Value	$—	$8,460	$12,756	$—	$21,216
Liability Derivatives
Forward Contracts^	$—	$—	$(835,713)	$—	$(835,713)
Realized Gain (Loss)#
Purchased Options	$—	$(271,632)	$—	$—	$(271,632)
Forward Contracts	—	—	(1,607,923)	—	(1,607,923)
Total Realized Gain (Loss)	$—	$(271,632)	$(1,607,923)	$—	$(1,879,555)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$(572,664)	$—	$—	$(572,664)
Forward Contracts	—	—	(1,469,217)	—	(1,469,217)
Total Change in Appreciation (Depreciation)	$—	$(572,664)	$(1,469,217)	$—	$(2,041,881)

Emerging Markets Debt Blended Total Return Fund
Asset Derivatives
Purchased Options*,^^^	$—	$—	$10,309	$—	$10,309
Forward Contracts*	—	—	416,650	—	416,650
Swap Agreements*	18,439	—	63,255	—	81,694
Swap Agreements*,^^^	6,103	—	—	—	6,103
Swap Agreements^^,^^^	—	—	—	41,180	41,180
Total Value	$24,542	$—	$490,214	$41,180	$555,936

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Emerging Markets Debt Blended Total Return Fund (Continued)
Liability Derivatives
Forward Contracts^	$—	$—	$(1,629,949)	$—	$(1,629,949)
Futures Contracts^^	—	—	—	(308,498)	(308,498)
Swap Agreements^	(11,805)	—	—	—	(11,805)
Swap Agreements^,^^^	(3,649)	—	—	—	(3,649)
Swap Agreements^^,^^^	—	—	—	(150,510)	(150,510)
Written Options^,^^^	—	—	(6,241)	—	(6,241)
Total Value	$(15,454)	$—	$(1,636,190)	$(459,008)	$(2,110,652)
Realized Gain (Loss)#
Purchased Options	$—	$—	$(20,766)	$—	$(20,766)
Forward Contracts	—	—	9,733	—	9,733
Futures Contracts	—	—	—	503,551	503,551
Swap Agreements	97,235	—	295,638	(271,068)	121,805
Written Options	—	—	19,786	—	19,786
Total Realized Gain (Loss)	$97,235	$—	$304,391	$232,483	$634,109
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$18,968	$—	$18,968
Forward Contracts	—	—	(1,433,931)	—	(1,433,931)
Futures Contracts	—	—	—	(762,754)	(762,754)
Swap Agreements	206,821	—	(497,824)	191,231	(99,772)
Written Options	—	—	34,932	—	34,932
Total Change in Appreciation (Depreciation)	$206,821	$—	$(1,877,855)	$(571,523)	$(2,242,557)

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps, exchange-traded purchased options, or OTC purchased and written options, or OTC swaps, which are not subject to a master netting agreement or similar agreement.
#

Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

Notes to Financial Statements (Unaudited) (Continued)

For the period ended March 31, 2023, the average number of contracts, notional amounts, or shares/units outstanding for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options
Global Floating Rate Fund	—	$75,280,145	$—	—	—
Global Credit Income Opportunities Fund	—	35,426,700	—	35	—
Emerging Markets Debt Blended Total Return Fund	92	88,193,169	3,794,322,126	2,560,000	2,560,000

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2023.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2023. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2023.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Global Floating Rate Fund
Canadian Imperial Bank of Commerce	$58,135	$(58,135)	$—	$—
Morgan Stanley & Co. LLC	5,378	(3,092)	—	2,286
	$63,513	$(61,227)	$—	$2,286

Global Credit Income Opportunities Fund
Bank of America N.A.	$12,756	$(12,756)	$—	$—

Emerging Markets Debt Blend Total Return Fund
Bank of America N.A.	$108,132	$(108,132)	$—	$—
Barclays Bank PLC	13,068	—	—	13,068
BNP Paribas SA	9,736	(9,736)	—	—
Citibank N.A.	115,915	(115,915)	—	—
Goldman Sachs International	5,371	(5,371)	—	—
HSBC Bank USA	207,291	(207,291)	—	—
JP Morgan Chase Bank N.A.	385	(385)	—	—
Morgan Stanley & Co. LLC	38,446	(38,446)	—	—
	$498,344	$(485,276)	$—	$13,068

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2023.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Global Floating Rate Fund
Canadian Imperial Bank of Commerce	$(1,565,235)	$58,135	$1,450,000	$(57,100)
Morgan Stanley & Co. LLC	(3,092)	3,092	—	—
	$(1,568,327)	$61,227	$1,450,000	$(57,100)

Global Credit Income Opportunities Fund
Bank of America N.A.	$(226,010)	$12,756	$—	$(213,254)
Barclays Bank PLC	(594,917)	—	594,917	—
Canadian Imperial Bank	(1,442)	—	—	(1,442)
JP Morgan Chase Bank N.A.	(13,344)	—	—	(13,344)
	$(835,713)	$12,756	$594,917	$(228,040)

Emerging Markets Debt Blend Total Return Fund
Bank of America N.A.	$(531,471)	$108,132	$260,000	$(163,339)
BNP Paribas SA	(55,236)	9,736	—	(45,500)
Citibank N.A.	(334,703)	115,915	218,788	—
Goldman Sachs International	(10,649)	5,371	5,278	—
HSBC Bank USA	(547,904)	207,291	280,000	(60,613)
JP Morgan Chase Bank N.A.	(45,979)	385	—	(45,594)
Morgan Stanley & Co. LLC	(115,812)	38,446	—	(77,366)
	$(1,641,754)	$485,276	$764,066	$(392,412)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2023, are discussed below.

Foreign Currency Exchange Transactions

A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Forward Foreign Currency Contracts and Foreign Currency Options. A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also

Notes to Financial Statements (Unaudited) (Continued)

buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Foreign Currency Swaps. A Fund may also enter into currency swaps, as an alternative to the transactions described above. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. For a description of risks associated with swap transactions and the accounting treatment, see “Swap Agreements” below.

A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a

Notes to Financial Statements (Unaudited) (Continued)

closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the

Notes to Financial Statements (Unaudited) (Continued)

Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call

Notes to Financial Statements (Unaudited) (Continued)

option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to

Notes to Financial Statements (Unaudited) (Continued)

cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Notes to Financial Statements (Unaudited) (Continued)

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

The Global Floating Rate Fund and Global Credit Income Opportunities Fund entered into certain bank loan agreements which are unfunded (“commitments”). The Global Floating Rate Fund and Global Credit Income Opportunities Fund are obligated to fund these commitments at the borrower’s discretion. At March 31, 2023, the Global Floating Rate Fund and Global Credit Income Opportunities Fund had sufficient cash and/or securities to cover these commitments.

Commitment interest is marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. At March 31, 2023, the Global Floating Rate Fund and Global Credit Income Opportunities Fund had the following commitments:

	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation/ (Deprciation)
Global Floating Rate Fund	Athenahealth Group, Inc. 2022 Delayed Draw Term Loan	$80,287	$79,949	$75,068	$(4,881)
Global Credit Income Opportunities Fund	Athenahealth Group, Inc. 2022 Delayed Draw Term Loan	135,928	128,812	127,092	(1,720)

Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The

Notes to Financial Statements (Unaudited) (Continued)

Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2023, the Funds did not have any securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2023, is reflected as securities lending income on the Statement of Operations.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion

Notes to Financial Statements (Unaudited) (Continued)

arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Global Credit Income Opportunities Fund invests a significant amount of its assets in foreign securities and each of the Emerging Markets Debt Blended Total Return Fund and Global Emerging Markets Equity Fund invests substantially all of its assets in foreign securities. The Global Floating Rate Fund may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Financial Statements (Unaudited) (Continued)

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
Global Floating Rate Fund	0.65%
Global Credit Income Opportunities Fund	0.75%
Emerging Markets Debt Blended Total Return Fund	0.75%
Global Emerging Markets Equity Fund	0.90%

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of each Fund. These agreements provide that Barings manage the investment and reinvestment of assets of each Fund. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Fund	Investment Subadvisory Fee
Global Floating Rate Fund*	0.30%
Global Credit Income Opportunities Fund*	0.30%
Emerging Markets Debt Blended Total Return Fund*	0.35%
Global Emerging Markets Equity Fund*	0.35%

*

Baring International Investment Limited (“BIIL”), a wholly-owned subsidiary of Barings, serves as a sub-subadviser of the Fund. BIIL receives a sub-subadvisory fee from Barings, based upon a portion of the subadvisory fee Barings receives from MML Advisers, in an amount equal to the following percentage of the subadvisory fee received by Barings: 35% of the subadvisory fee for Global Floating Rate Fund, 35% of the subadvisory fee for Global Credit Income Opportunities Fund, 50% of the subadvisory fee for Emerging Markets Debt Blended Total Return Fund, and 50% of the subadvisory fee for Global Emerging Markets Equity Fund.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees previously disclosed above.

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class Y	Class L	Class C
Global Floating Rate Fund	None	0.07%	0.04%	0.03%
Global Credit Income Opportunities Fund	None	0.05%	0.06%	0.03%
Emerging Markets Debt Blended Total Return Fund	None	0.06%	0.02%	None
Global Emerging Markets Equity Fund	None	0.03%	0.02%	None

Notes to Financial Statements (Unaudited) (Continued)

Distribution and Service Fees

During the period ended March 31, 2023, ALPS Distributors, Inc. (“ALPS Distributor”) acted as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class L shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class C shares of each Fund pay an annual fee of 1.00% of the average daily net assets of the class, to ALPS Distributor (prior to May 1, 2023) or MML Distributors, LLC (“MML Distributors”) (on and after May 1, 2023). Such payments compensate the Funds’ distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders.

Expense Caps and Waivers

MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class Y	Class L	Class C
Global Floating Rate Fund	0.75%	0.75%	1.00%	1.75%
Global Credit Income Opportunities Fund	0.85%	0.90%	1.16%	1.95%
Emerging Markets Debt Blended Total Return Fund	0.95%	0.95%	1.20%	1.95%
Global Emerging Markets Equity Fund	0.90%	0.90%	1.15%	1.90%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2023:

Total % Ownership by Related Party
Global Floating Rate Fund	80.9%
Global Credit Income Opportunities Fund	83.3%
Emerging Markets Debt Blended Total Return Fund	87.7%
Global Emerging Markets Equity Fund	98.7%

Notes to Financial Statements (Unaudited) (Continued)

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2023, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long- Term Securities	Long-Term U.S. Government Securities	Other Long- Term Securities
Global Floating Rate Fund	$—	$14,532,889	$—	$127,090,592
Global Credit Income Opportunities Fund	—	19,473,805	—	27,352,244
Emerging Markets Debt Blended Total Return Fund	—	9,458,487	—	22,498,852
Global Emerging Markets Equity Fund	—	629,122	—	668,123

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the period.

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022*
	Shares	Amount	Shares	Amount
Global Floating Rate Fund Class I
Sold	795	$6,780	2,911,037	$26,421,866
Issued as reinvestment of dividends	304,373	2,613,355	355,527	3,205,556
Redeemed	(1,865,778)	(16,136,602)	(2,788,790)	(25,513,676)
Net increase (decrease)	(1,560,610)	$(13,516,467)	477,774	$4,113,746
Global Floating Rate Fund Class Y
Sold	1,751,684	$15,164,954	14,760,618	$136,924,075
Issued as reinvestment of dividends	667,379	5,720,290	1,097,214	9,919,058
Redeemed	(10,511,311)	(89,768,406)	(23,944,874)	(217,070,916)
Net increase (decrease)	(8,092,248)	$(68,883,162)	(8,087,042)	$(70,227,783)
Global Floating Rate Fund Class L
Sold	342,240	$2,934,399	1,960,568	$17,937,042
Issued as reinvestment of dividends	152,691	1,304,536	232,505	2,089,576
Redeemed	(3,209,055)	(27,364,619)	(2,312,074)	(20,913,561)
Net increase (decrease)	(2,714,124)	$(23,125,684)	(119,001)	$(886,943)
Global Floating Rate Fund Class C
Sold	2,940	$25,048	122,519	$1,130,071
Issued as reinvestment of dividends	21,659	184,834	24,642	220,649
Redeemed	(173,674)	(1,482,745)	(178,754)	(1,599,685)
Net increase (decrease)	(149,075)	$(1,272,863)	(31,593)	$(248,965)
Global Credit Income Opportunities Fund Class I
Sold	—	$2,926	—	$—
Issued as reinvestment of dividends	30,614	230,091	47,680	390,558
Redeemed	—	—	(2,236)	(17,447)
Net increase (decrease)	30,614	$233,017	45,444	$373,111

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022*
	Shares	Amount	Shares	Amount
Global Credit Income Opportunities Fund Class Y
Sold	484,792	$3,665,256	2,459,813	$20,167,719
Issued as reinvestment of dividends	128,574	963,531	343,791	2,853,996
Redeemed	(2,712,212)	(20,502,403)	(7,020,232)	(59,647,456)
Net increase (decrease)	(2,098,846)	$(15,873,616)	(4,216,628)	$(36,625,741)
Global Credit Income Opportunities Fund Class L
Sold	759,406	$5,696,852	2,127,658	$17,434,048
Issued as reinvestment of dividends	305,984	2,299,642	429,033	3,503,323
Redeemed	(258,494)	(1,971,466)	(426,122)	(3,667,968)
Net increase (decrease)	806,896	$6,025,028	2,130,569	$17,269,403
Global Credit Income Opportunities Fund Class C
Sold	2	$1,950	1,567	$14,044
Issued as reinvestment of dividends	16,328	122,611	31,091	255,771
Redeemed	(129,414)	(979,427)	(144,401)	(1,190,483)
Net increase (decrease)	(113,084)	$(854,866)	(111,743)	$(920,668)
Emerging Markets Debt Blended Total Return Fund Class I
Sold	—	$—	249,411	$1,937,926
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	249,411	$1,937,926
Emerging Markets Debt Blended Total Return Fund Class Y
Sold	865,711	$6,353,069	5,949,977	$57,732,680
Issued as reinvestment of dividends	135,261	978,772	701,256	6,206,374
Redeemed	(2,456,838)	(17,676,657)	(10,953,363)	(95,414,254)
Net increase (decrease)	(1,455,866)	$(10,344,816)	(4,302,130)	$(31,475,200)
Emerging Markets Debt Blended Total Return Fund Class L
Sold	267,109	$1,818,404	305,182	$2,865,616
Issued as reinvestment of dividends	11,534	83,450	84,710	768,582
Redeemed	(425,820)	(2,968,979)	(1,583,816)	(13,145,304)
Net increase (decrease)	(147,177)	$(1,067,125)	(1,193,924)	$(9,511,106)
Emerging Markets Debt Blended Total Return Fund Class C
Sold	3,403	$25,000	23,219	$231,627
Issued as reinvestment of dividends	1,525	11,073	3,920	33,180
Redeemed	(6,399)	(44,841)	(11,536)	(102,623)
Net increase (decrease)	(1,471)	$(8,768)	15,603	$162,184
Global Emerging Markets Equity Fund Class I
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—
Global Emerging Markets Equity Fund Class Y
Sold	—	$—	1,563	$18,750
Issued as reinvestment of dividends	201	1,946	358	4,332
Redeemed	—	—	(3,036)	(33,276)
Net increase (decrease)	201	$1,946	(1,115)	$(10,194)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022*
	Shares	Amount	Shares	Amount
Global Emerging Markets Equity Class L
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—
Global Emerging Markets Equity Class C
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—

*

On December 13, 2021, the Predecessor Fund was reorganized into the Fund and shareholders of the Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the Fund. Information shown prior to December 13, 2021 is that of the Predecessor Fund, and is that of the Fund after December 13, 2021. The Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

Unless waived, purchases of Class L shares are subject to a front-end sales charge of up to 4.00% of the amount purchased. A portion of the front-end sales charge may be retained by ALPS Distributor (prior to May 1, 2023) or MML Distributors (on and after May 1, 2023). For the period ended March 31, 2023, no amounts have been retained by ALPS Distributor.

Unless waived, redemptions of Class L shares made within 18 months of purchase from initial investments of $500,000 or more and redemptions of Class C shares made within 12 months of purchase are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. ALPS Distributor (prior to May 1, 2023) or MML Distributors (on and after May 1, 2023) receives all contingent deferred sales charges. ALPS Distributor retained the following amounts during the period ended March 31, 2023:

Contingent Deferred Sales Charges Retained by Distributor
Global Credit Income Opportunities Fund	$177
Emerging Markets Debt Blended Total Return Fund	176

With respect to Class L and Class C shares, ALPS Distributor (prior to May 1, 2023) or MML Distributors (on and after May 1, 2023) may pay an up-front commission to financial intermediaries through which sales are made as described in the Funds’ Prospectus.

Class A and Class C shares of each Predecessor Fund had the same front-end and contingent-deferred sales charges as Class L and Class C of shares of the corresponding Fund. Effective December 13, 2021, Class A shares of each Predecessor Fund were reorganized into the corresponding Fund’s Class L shares.

Notes to Financial Statements (Unaudited) (Continued)

6.	Federal Income Tax Information

At March 31, 2023, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Floating Rate Fund	$228,068,730	$743,913	$(27,143,121)	$(26,399,208)
Global Credit Income Opportunities Fund	141,713,238	1,261,329	(22,914,517)	(21,653,188)
Emerging Markets Debt Blended Total Return Fund	59,163,327	1,065,161	(9,948,521)	(8,883,360)
Global Emerging Markets Equity Fund	10,231,757	1,748,921	(1,469,550)	279,371

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. Capital losses may be carried forward indefinitely, and retain the character of the original loss.

At September 30, 2022, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Global Credit Income Opportunities Fund	$3,489,623	$9,916,499
Emerging Markets Debt Blended Total Return Fund	7,846,163	8,566,009
Global Emerging Markets Equity Fund	59,457	—

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2022, late year ordinary losses:

Amount
Global Credit Income Opportunities Fund	$811,655
Emerging Markets Debt Blended Total Return Fund	3,943,203

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2022, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Global Floating Rate Fund	$17,110,899	$—	$—
Global Credit Income Opportunities Fund	9,507,727	—	—
Emerging Markets Debt Blended Total Return Fund	6,686,673	1,232,813	1,516,100
Global Emerging Markets Equity Fund	60,491	256,441	—

Notes to Financial Statements (Unaudited) (Continued)

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2022:

Amount
Global Emerging Markets Equity Fund	$36,346

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2022, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At September 30, 2022, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Global Floating Rate Fund	$430,798	$—	$(145,146)	$(54,623,727)	$(54,338,075)
Global Credit Income Opportunities Fund	—	(14,217,777)	(455,861)	(33,149,477)	(47,823,115)
Emerging Markets Debt Blended Total Return Fund	—	(20,355,375)	(688,678)	(27,420,102)	(48,464,155)
Global Emerging Markets Equity Fund	152,579	(59,457)	—	(1,335,692)	(1,242,570)

The Funds did not have any unrecognized tax benefits at March 31, 2023, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2023, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Line of Credit

The Trust (the “Borrower”) on behalf of each of the Funds has entered into a Credit Agreement (the “Credit Agreement”) with State Street Bank and Trust Company (the “Bank”). The Credit Agreement provides for a revolving credit facility of $150,000,000 (the “Facility Amount”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. Per the Credit Agreement, outstanding principal on the loan shall bear interest at a variable rate per annum equal to the higher of (a) the Federal Funds Rate as in effect on the day of the borrowing plus 1.25% and (b) the Overnight Bank Funding Rate as in effect on the day of the borrowing plus 1.25%. In addition, the Borrower shall pay to the Bank a commitment fee at the rate of 0.25% per annum on the daily unused portion of the Facility Amount.

The Global Floating Rate Fund utilized a portion of the Facility Amount on multiple dates from the period December 2, 2022 through December 30, 2022 with an average borrowing amount of $13,035,714. The average interest rate during the period was 4.00% and total interest paid amounted to $40,523.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Notes to Financial Statements (Unaudited) (Continued)

9.	New Accounting Pronouncements

In June 2022, FASB issued Accounting Standards Update 2022-03 — Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in Topic 820 to indicate that a contractual sale restriction should not be considered in the fair value of an equity security subject to such a restriction, and requires entities with investments in equity securities subject to contractual sale restrictions to disclose certain qualitative and quantitative information about such securities. ASU 2022-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the impact of applying this update.

10.	Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and may continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects. Such factors, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

11.	Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

12	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to March 31, 2023, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Effective May 1, 2023, MML Distributors, LLC replaced ALPS Distributors, Inc. as the distributor of the Funds.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at https://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at https://www.massmutual.com/funds.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 21, 2023, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2022 through December 31, 2022. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2023

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2023:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2023.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Global Floating Rate Fund
Class I	$1,000	0.81%	$1,064.80	$4.17	$1,020.90	$4.08
Class Y	1,000	0.80%	1,064.80	4.12	1,020.90	4.03
Class L	1,000	1.05%	1,064.80	5.41	1,019.70	5.29
Class C	1,000	1.81%	1,060.90	9.30	1,015.90	9.10
Global Credit Income Opportunities Fund
Class I	1,000	0.87%	1,061.90	4.47	1,020.60	4.38
Class Y	1,000	0.92%	1,061.60	4.73	1,020.30	4.63
Class L	1,000	1.18%	1,060.20	6.06	1,019.00	5.94
Class C	1,000	1.97%	1,056.10	10.10	1,015.10	9.90
Emerging Markets Debt Blended Total Return Fund
Class I	1,000	0.97%	1,111.50	5.11	1,020.10	4.89
Class Y	1,000	0.97%	1,111.70	5.11	1,020.10	4.89
Class L	1,000	1.22%	1,108.70	6.41	1,018.80	6.14
Class C	1,000	1.97%	1,104.60	10.34	1,015.10	9.90

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Global Emerging Markets Equity Fund
Class I	$1,000	0.92%	$1,190.00	$5.02	$1,020.30	$4.63
Class Y	1,000	0.92%	1,189.80	5.02	1,020.30	4.63
Class L	1,000	1.17%	1,189.20	6.39	1,019.10	5.89
Class C	1,000	1.92%	1,184.20	10.46	1,015.40	9.65

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2023, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year, unless stated otherwise.

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Underwriter:

MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2023 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	MM202405-305459

(b)	Not applicable to this filing.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the Report to Stockholders included under Item 1 of this form N-CSR.

(b)	Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Advantage Funds

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	5/24/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	5/24/2023

By (Signature and Title)	/s/ Renee Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	5/24/2023